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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for seven of its series, Evergreen Large Cap Equity Fund, Evergreen Growth Fund, Evergreen Small-Mid Growth Fund, Evergreen Aggressive Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund and Evergreen Omega Fund, for the six months ended March 31, 2006. These seven series have a September 30 fiscal year end.

Date of reporting period: March 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Large Cap Equity Fund

Evergreen

LARGE CAP EQUITY FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Cap Equity Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

6-month return with sales
charge	1.23%	0.93%	4.87%	N/A	N/A

6-month return w/o sales
charge	6.31%	5.93%	5.87%	6.49%	6.31%

Average annual return*

1-year with sales charge	7.51%	7.03%	11.02%	N/A	N/A

1-year w/o sales charge	12.85%	12.03%	12.02%	13.17%	12.94%

5-year	3.70%	3.60%	3.94%	4.99%	4.73%

10-year	7.02%	5.94%	7.00%	7.80%	7.55%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Equity Fund Class A shares versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

All data is as of March 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,063.09	$ 4.42
Class B	$ 1,000.00	$ 1,059.28	$ 8.27
Class C	$ 1,000.00	$ 1,058.72	$ 8.21
Class I	$ 1,000.00	$ 1,064.88	$ 3.09
Class IS	$ 1,000.00	$ 1,063.11	$ 4.37
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.64	$ 4.33
Class B	$ 1,000.00	$ 1,016.90	$ 8.10
Class C	$ 1,000.00	$ 1,016.95	$ 8.05
Class I	$ 1,000.00	$ 1,021.94	$ 3.02
Class IS	$ 1,000.00	$ 1,020.69	$ 4.28

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.61% for Class B, 1.60% for Class C, 0.60% for Class I and 0.85% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.56	$ 13.56	$ 11.93	$9.70	$ 12.23	$ 17.69

Income from investment operations
Net investment income (loss)	0.10	0.12[1]	0.07	0.05[1]	0.07[1]	0.04[1]
Net realized and unrealized gains or losses on investments	0.88	2.02	1.62	2.23	(2.53)	(4.81)

Total from investment operations	0.98	2.14	1.69	2.28	(2.46)	(4.77)

Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.06)	(0.05)	(0.07)	(0.04)
Net realized gains	0	0	0	0	0	(0.65)

Total distributions to shareholders	(0.10)	(0.14)	(0.06)	(0.05)	(0.07)	(0.69)

Net asset value, end of period	$ 16.44	$ 15.56	$ 13.56	$11.93	$ 9.70	$ 12.23

Total return[2]	6.31%	15.86%	14.16%	23.61%	(20.25%)	(27.82%)

Ratios and supplemental data
Net assets, end of period (thousands)	$116,703	$100,728	$51,209	$40,373	$35,214	$15,410
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%[3]	1.11%	1.15%	1.12%	1.00%	0.96%
Expenses excluding waivers/reimbursements
and expense reductions	0.87%[3]	1.15%	1.17%	1.22%	1.11%	1.07%
Net investment income (loss)	1.29%[3]	0.83%	0.47%	0.47%	0.60%	0.25%
Portfolio turnover rate	28%	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.90	$ 13.01	$ 11.48	$9.36	$ 11.82	$17.21

Income from investment operations
Net investment income (loss)	0.04[1]	0[1]	(0.04)	(0.03)[1]	(0.01)[1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	0.84	1.95	1.57	2.15	(2.45)	(4.67)

Total from investment operations	0.88	1.95	1.53	2.12	(2.46)	(4.74)

Distributions to shareholders from
Net investment income	(0.04)	(0.06)	0[2]	0[2]	0	0
Net realized gains	0	0	0	0	0	(0.65)

Total distributions to shareholders	(0.04)	(0.06)	0	0	0	(0.65)

Net asset value, end of period	$ 15.74	$ 14.90	$ 13.01	$11.48	$ 9.36	$11.82

Total return[3]	5.93%	15.03%	13.34%	22.68%	(20.81%)	(28.44%)

Ratios and supplemental data
Net assets, end of period (thousands)	$36,831	$55,071	$11,177	$10,211	$11,221	$2,017
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%[4]	1.81%	1.85%	1.85%	1.76%	1.73%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[4]	1.85%	1.87%	1.94%	1.87%	1.84%
Net investment income (loss)	0.51%[4]	0.00%	(0.24%)	(0.25%)	(0.13%)	(0.47%)
Portfolio turnover rate	28%	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$15.17	$13.24	$11.69	$ 9.53	$12.03	$17.50

Income from investment operations
Net investment income (loss)	0.05	0.01[1]	(0.03)[1]	(0.02)[1]	(0.01)[1]	(0.08)[1]
Net realized and unrealized gains or losses on investments	0.84	1.98	1.58	2.18	(2.49)	(4.74)

Total from investment operations	0.89	1.99	1.55	2.16	(2.50)	(4.82)

Distributions to shareholders from
Net investment income	(0.05)	(0.06)	0[2]	0	0	0
Net realized gains	0	0	0	0	0	(0.65)

Total distributions to shareholders	(0.05)	(0.06)	0	0	0	(0.65)

Net asset value, end of period	$16.01	$15.17	$13.24	$11.69	$ 9.53	$12.03

Total return[3]	5.87%	15.08%	13.27%	22.67%	(20.78%)	(28.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,310	$6,003	$2,518	$ 460	$ 504	$ 88
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.60%[4]	1.81%	1.84%	1.85%	1.75%	1.72%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%[4]	1.85%	1.86%	1.94%	1.86%	1.83%
Net investment income (loss)	0.55%[4]	0.09%	(0.24%)	(0.21%)	(0.11%)	(0.54%)
Portfolio turnover rate	28%	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.62	$ 13.61	$ 11.99	$9.74	$ 12.28	$ 17.78

Income from investment operations
Net investment income (loss)	0.12	0.18	0.10	0.08[2]	0.10[2]	0.08[2]
Net realized and unrealized gains or losses on investments	0.89	2.01	1.62	2.25	(2.54)	(4.85)

Total from investment operations	1.01	2.19	1.72	2.33	(2.44)	(4.77)

Distributions to shareholders from
Net investment income	(0.12)	(0.18)	(0.10)	(0.08)	(0.10)	(0.08)
Net realized gains	0	0	0	0	0	(0.65)

Total distributions to shareholders	(0.12)	(0.18)	(0.10)	(0.08)	(0.10)	(0.73)

Net asset value, end of period	$ 16.51	$ 15.62	$ 13.61	$11.99	$ 9.74	$ 12.28

Total return	6.49%	16.19%	14.40%	24.04%	(20.05%)	(27.72%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,617,208	$1,432,963	$1,455,039	$528,160	$805,341	$843,929
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.60%[3]	0.80%	0.84%	0.85%	0.74%	0.73%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%[3]	0.84%	0.86%	0.94%	0.85%	0.84%
Net investment income (loss)	1.54%[3]	1.23%	0.76%	0.76%	0.83%	0.52%
Portfolio turnover rate	28%	38%	54%	49%	67%	54%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS IS	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.57	$ 13.57	$ 11.93	$ 9.70	$12.23	$17.69

Income from investment operations
Net investment income (loss)	0.10	0.15[1]	0.07	0.05[1]	0.07[1]	0.04[1]
Net realized and unrealized gains or losses on investments	0.88	2.00	1.63	2.24	(2.53)	(4.81)

Total from investment operations	0.98	2.15	1.70	2.29	(2.46)	(4.77)

Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.06)	(0.06)	(0.07)	(0.04)
Net realized gains	0	0	0	0	0	(0.65)

Total distributions to shareholders	(0.10)	(0.15)	(0.06)	(0.06)	(0.07)	(0.69)

Net asset value, end of period	$ 16.45	$ 15.57	$ 13.57	$11.93	$ 9.70	$12.23

Total return	6.31%	15.89%	14.23%	23.64%	(20.25%)	(27.85%)

Ratios and supplemental data
Net assets, end of period (thousands)	$72,197	$75,019	$80,111	$ 915	$ 771	$ 967
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.85%[2]	1.05%	1.08%	1.10%	0.99%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[2]	1.09%	1.10%	1.19%	1.10%	1.09%
Net investment income (loss)	1.29%[2]	0.99%	0.51%	0.49%	0.58%	0.27%
Portfolio turnover rate	28%	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 10.1%
Hotels, Restaurants & Leisure 1.8%
Brinker International, Inc.	254,971	$10,772,525
Darden Restaurants, Inc.	355,346	14,579,846
Hilton Hotels Corp.	310,085	7,894,764

		33,247,135

Household Durables 0.5%
Whirlpool Corp. (p)	112,627	10,301,992

Media 3.6%
News Corp., Class A	1	16
Omnicom Group, Inc.	209,643	17,452,780
Time Warner, Inc.	1,620,455	27,207,440
Viacom, Inc., Class B *	45,723	1,774,052
Walt Disney Co.	696,356	19,421,369

		65,855,657

Multi-line Retail 2.8%
J.C. Penney Co., Inc. (p)	346,901	20,956,289
Nordstrom, Inc.	369,052	14,459,457
Target Corp.	311,348	16,193,210

		51,608,956

Specialty Retail 1.4%
Home Depot, Inc.	616,348	26,071,520

CONSUMER STAPLES 8.2%
Beverages 1.4%
Coca-Cola Enterprises, Inc.	694,017	14,116,306
PepsiCo, Inc.	204,032	11,791,009

		25,907,315

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	229,930	12,453,009
Kroger Co. *	704,907	14,351,907
SUPERVALU, Inc.	228,412	7,039,658
Wal-Mart Stores, Inc.	388,226	18,339,796

		52,184,370

Food Products 1.4%
Dean Foods Co. *	325,612	12,643,514
Sara Lee Corp.	716,939	12,818,869

		25,462,383

Household Products 1.4%
Energizer Holdings, Inc. *	39,421	2,097,256
Procter & Gamble Co.	406,253	23,408,298

		25,505,554

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.2%
Altria Group, Inc.	326,123	$23,109,076

ENERGY 9.8%
Energy Equipment & Services 1.5%
Nabors Industries, Ltd. *	184,251	13,188,686
Rowan Companies, Inc.	345,254	15,177,366

		28,366,052

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	177,748	17,954,326
Chevron Corp.	129,861	7,528,042
ConocoPhillips	422,175	26,660,351
Exxon Mobil Corp.	1,110,271	67,571,093
Marathon Oil Corp.	235,564	17,942,910
Valero Energy Corp.	257,509	15,393,888

		153,050,610

FINANCIALS 20.1%
Capital Markets 4.5%
Bear Stearns Cos.	92,370	12,811,719
Goldman Sachs Group, Inc.	160,372	25,171,989
Lehman Brothers Holdings, Inc.	132,178	19,103,687
Merrill Lynch & Co., Inc.	233,958	18,426,532
Morgan Stanley	134,567	8,453,499

		83,967,426

Commercial Banks 4.1%
Bank of America Corp.	888,259	40,451,315
National City Corp.	260,365	9,086,739
SunTrust Banks, Inc.	96,093	6,991,727
U.S. Bancorp	632,695	19,297,197

		75,826,978

Diversified Financial Services 4.2%
CIT Group, Inc.	286,339	15,324,863
Citigroup, Inc.	929,257	43,888,808
JPMorgan Chase & Co.	429,412	17,880,716

		77,094,387

Insurance 4.4%
ACE, Ltd. (p)	249,647	12,984,140
Allstate Corp.	311,288	16,221,218
American International Group, Inc.	290,643	19,208,596
Chubb Corp.	87,519	8,352,813
MetLife, Inc.	218,007	10,544,999
St. Paul Travelers Companies, Inc.	332,213	13,883,181

		81,194,947

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.5%
Simon Property Group, Inc. REIT	118,274	$9,951,574

Thrifts & Mortgage Finance 2.4%
Countrywide Financial Corp.	344,150	12,630,305
Fannie Mae	140,295	7,211,163
Golden West Financial Corp.	192,928	13,099,811
MGIC Investment Corp. (p)	59,829	3,986,406
PMI Group, Inc. (p)	159,416	7,320,383

		44,248,068

HEALTH CARE 12.7%
Biotechnology 2.2%
Amgen, Inc. *	203,118	14,776,835
Biogen Idec, Inc. *	245,293	11,553,300
Genzyme Corp. *	172,177	11,573,738
Invitrogen Corp. *	31,991	2,243,529

		40,147,402

Health Care Equipment & Supplies 1.8%
Bausch & Lomb, Inc. (p)	149,668	9,533,852
Becton, Dickinson & Co.	51,029	3,143,233
C.R. Bard, Inc.	68,348	4,634,678
Fisher Scientific International, Inc. *	191,527	13,033,412
Hospira, Inc. *	69,544	2,744,206

		33,089,381

Health Care Providers & Services 2.7%
Aetna, Inc.	132,703	6,521,025
CIGNA Corp.	128,706	16,811,578
Community Health Systems, Inc. * (p)	305,939	11,059,695
McKesson Corp.	305,585	15,930,146

		50,322,444

Pharmaceuticals 6.0%
Johnson & Johnson	582,739	34,509,804
Merck & Co., Inc.	544,402	19,179,282
Pfizer, Inc.	1,630,615	40,634,926
Wyeth	340,403	16,516,353

		110,840,365

INDUSTRIALS 11.9%
Aerospace & Defense 3.8%
Boeing Co.	126,507	9,858,690
General Dynamics Corp.	292,900	18,739,742
Lockheed Martin Corp.	290,901	21,855,392
Northrop Grumman Corp.	282,661	19,302,920

		69,756,744

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.8%
FedEx Corp.	47,527	$5,367,699
Ryder System, Inc.	215,706	9,659,315

		15,027,014

Commercial Services & Supplies 0.7%
Manpower, Inc.	219,208	12,534,314

Industrial Conglomerates 2.0%
General Electric Co.	1,095,055	38,086,013

Machinery 3.6%
Cummins, Inc. (p)	88,317	9,282,117
Eaton Corp.	152,227	11,108,004
Ingersoll-Rand Co., Ltd., Class A	404,980	16,924,114
Paccar, Inc.	246,138	17,347,806
Parker Hannifin Corp.	148,019	11,931,812

		66,593,853

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	215,921	17,992,697

INFORMATION TECHNOLOGY 15.2%
Communications Equipment 2.5%
Cisco Systems, Inc. *	109,452	23,718,162
Motorola, Inc.	493,108	11,297,104
QUALCOMM, Inc.	212,811	10,770,365

		45,785,631

Computers & Peripherals 3.7%
Apple Computer, Inc. *	74,153	4,650,876
Dell, Inc. *	439,243	13,071,872
EMC Corp. *	105,153	1,433,235
Hewlett-Packard Co.	679,899	22,368,677
International Business Machines Corp.	321,091	26,480,375

		68,005,035

Electronic Equipment & Instruments 0.5%
Jabil Circuit, Inc. *	210,892	9,038,831

Internet Software & Services 0.1%
Yahoo!, Inc. *	79,064	2,550,605

IT Services 1.7%
Accenture, Ltd., Class A	191,987	5,773,049
Affiliated Computer Services, Inc., Class A *	123,230	7,351,902
Computer Sciences Corp. *	179,993	9,998,611
Fiserv, Inc. *	207,339	8,822,274

		31,945,836

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.3%
Xerox Corp. *	378,961	$5,760,207

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	224,960	7,459,674
Intel Corp.	927,360	17,944,416
National Semiconductor Corp.	193,134	5,376,851
NVIDIA Corp. *	153,869	8,810,539
Texas Instruments, Inc.	293,733	9,537,510

		49,128,990

Software 3.7%
Cadence Design Systems, Inc. * (p)	425,748	7,872,081
Intuit, Inc. *	152,408	8,106,581
Microsoft Corp.	1,441,936	39,235,079
Oracle Corp. *	484,818	6,637,158
Parametric Technology Corp. (p)	383,354	6,260,171

		68,111,070

MATERIALS 3.9%
Chemicals 0.6%
Ashland, Inc.	165,741	11,780,870

Metals & Mining 2.3%
NuCor Corp. (p)	236,622	24,795,620
Phelps Dodge Corp.	207,610	16,718,833

		41,514,453

Paper & Forest Products 1.0%
Louisiana-Pacific Corp.	684,632	18,621,990

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	676,535	18,293,506
BellSouth Corp.	348,243	12,066,620
CenturyTel, Inc. (p)	188,674	7,380,927
Verizon Communications, Inc.	603,137	20,542,846

		58,283,899

UTILITIES 3.7%
Electric Utilities 1.7%
American Electric Power Co., Inc.	275,833	9,383,839
Edison International	190,680	7,852,202
FirstEnergy Corp.	278,518	13,619,530

		30,855,571

Independent Power Producers & Energy Traders 0.7%
TXU Corp.	296,909	13,289,647

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.3%
CenterPoint Energy, Inc. (p)	893,425	$10,658,560
PG&E Corp. (p)	328,467	12,777,367

		23,435,927

Total Common Stocks (cost $1,299,427,136)		1,825,452,789

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.4%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.39%, 05/11/2006 ƒ†	$1,000,000	995,371
4.47%, 06/15/2006 ƒ†	500,000	495,463

		1,490,834

	Shares	Value

MUTUAL FUND SHARES 4.3%
Evergreen Institutional Money Market Fund ø	14,756,275	14,756,275
Navigator Prime Portfolio (pp)	66,228,520	66,228,520

		80,984,795

Total Short-Term Investments (cost $82,475,629)		82,475,629

Total Investments (cost $1,381,902,765) 103.1%		1,907,928,418
Other Assets and Liabilities (3.1%)		(57,679,449)

Net Assets 100.0%		$1,850,248,969

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of March 31, 2006:
Financials	20.5%
Information Technology	15.4%
Health Care	12.8%
Industrials	12.1%
Consumer Discretionary	10.2%
Energy	9.9%
Consumer Staples	8.3%
Materials	3.9%
Utilities	3.7%
Telecommunication Services	3.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,367,146,490) including $64,448,368 of
securities loaned	$1,893,172,143
Investments in affiliated money market fund, at value (cost $14,756,275)	14,756,275

Total investments	1,907,928,418
Receivable for securities sold	81,611,871
Receivable for Fund shares sold	955,804
Dividends receivable	1,980,811
Receivable for securities lending income	2,058
Prepaid expenses and other assets	32,566

Total assets	1,992,511,528

Liabilities
Dividends payable	1,074,711
Payable for securities purchased	73,279,434
Payable for Fund shares redeemed	1,306,099
Payable for securities on loan	66,228,520
Payable for daily variation margin on open futures contracts	50,774
Advisory fee payable	45,902
Distribution Plan expenses payable	7,545
Due to other related parties	16,077
Accrued expenses and other liabilities	253,497

Total liabilities	142,262,559

Net assets	$1,850,248,969

Net assets represented by
Paid-in capital	$1,464,447,033
Overdistributed net investment income	(193,500)
Accumulated net realized losses on investments	(139,941,347)
Net unrealized gains on investments	525,936,783

Total net assets	$1,850,248,969

Net assets consists of
Class A	$116,703,402
Class B	36,830,581
Class C	7,310,234
Class I	1,617,207,879
Class IS	72,196,873

Total net assets	$1,850,248,969

Shares outstanding (unlimited number of shares authorized)
Class A	7,098,603
Class B	2,340,259
Class C	456,534
Class I	97,968,152
Class IS	4,389,710

Net asset value per share
Class A	$16.44
Class A — Offering price (based on sales charge of 4.75%)	$17.26
Class B	$15.74
Class C	$16.01
Class I	$16.51
Class IS	$16.45

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends	$17,854,567
Income from affiliate	324,307
Interest	28,652
Securities lending	17,229

Total investment income	18,224,755

Expenses
Advisory fee	3,484,265
Distribution Plan expenses
Class A	139,150
Class B	242,723
Class C	31,527
Class IS	90,535
Administrative services fee	846,311
Transfer agent fees	460,710
Trustees’ fees and expenses	12,225
Printing and postage expenses	52,284
Custodian and accounting fees	221,876
Registration and filing fees	35,671
Professional fees	26,529
Interest expense	2,364
Other	93,402

Total expenses	5,739,572
Less: Expense reductions	(13,895)
Fee waivers	(123,126)

Net expenses	5,602,551

Net investment income	12,622,204

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	78,807,958
Futures contracts	593,900

Net realized gains on investments	79,401,858
Net change in unrealized gains or losses on investments	13,824,486

Net realized and unrealized gains or losses on investments	93,226,344

Net increase in net assets resulting from operations	$105,848,548

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment income		$12,622,204		$19,416,792
Net realized gains on investments		79,401,858		136,729,486
Net change in unrealized gains or
losses on investments		13,824,486		93,716,583

Net increase in net assets resulting
from operations		105,848,548		249,862,861

Distributions to shareholders
from
Net investment income
Class A		(666,694)		(660,731)
Class B		(127,636)		(54,513)
Class C		(21,290)		(12,069)
Class I		(11,107,097)		(18,007,307)
Class IS		(449,258)		(799,823)

Total distributions to shareholders		(12,371,975)		(19,534,443)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	584,136	9,337,502	1,444,800	21,259,020
Class B	72,193	1,092,203	153,477	2,171,085
Class C	119,852	1,887,754	43,903	642,307
Class I	14,550,101	236,065,116	11,143,131	165,352,395
Class IS	16,079	254,836	47,734	706,963

		248,637,411		190,131,770

Net asset value of shares issued in
reinvestment of distributions
Class A	37,664	605,242	40,565	598,637
Class B	7,901	120,925	3,496	48,780
Class C	1,052	16,447	750	10,630
Class I	141,152	2,275,764	204,876	3,030,591
Class IS	23,651	379,616	45,172	663,347

		3,397,994		4,351,985

Automatic conversion of Class B
shares to Class A shares
Class A	865,694	13,985,145	183,085	2,711,216
Class B	(904,672)	(13,985,145)	(191,053)	(2,711,216)

		0		0

Payment for shares redeemed
Class A	(862,173)	(13,759,056)	(2,141,846)	(31,720,339)
Class B	(531,047)	(8,113,718)	(679,108)	(9,687,194)
Class C	(60,191)	(937,776)	(99,280)	(1,454,149)
Class I	(8,439,382)	(134,848,844)	(26,554,321)	(391,998,099)
Class IS	(469,187)	(7,387,838)	(1,178,783)	(17,428,956)

		(165,047,232)		(452,288,737)

Net asset value of shares issued
in acquisition
Class A	0	0	3,171,208	44,928,214
Class B	0	0	3,550,105	48,184,767
Class C	0	0	260,333	3,596,429
Class I	0	0	35,091	499,177

		0		97,208,587

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	March 31, 2006	Year Ended
	(unaudited)	September 30, 2005

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$86,988,173	$(160,596,395)

Total increase in net assets	180,464,746	69,732,023
Net assets
Beginning of period	1,669,784,223	1,600,052,200

End of period	$1,850,248,969	$1,669,784,223

Overdistributed net investment
income	$(193,500)	$(443,729)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Effective December 1, 2005, the maximum sales charge for Class A shares was reduced from 5.75% to 4.75% . Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and was paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increased. Effective December 1, 2005, EIMC is paid an annual fee of 0.30% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended, March 31, 2006, EIMC waived its advisory fee in the amount of $123,126.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to December 1, 2005, distribution fees for Class A shares were paid at an annual rate of 0.30% of its average daily net assets.

For the six months ended March 31, 2006, EIS received $4,327 from the sale of Class A shares and $40,373 in contingent deferred sales charges from redemptions of Class B shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Masters Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Masters Fund at an exchange ratio of 0.58, 0.58, 0.57 and 0.59 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $11,144,433. The aggregate net assets of the Fund and Evergreen Masters Fund immediately prior to the acquisition were $1,528,041,674 and $97,208,587, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,625,250,261.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $537,384,907 and $471,951,318, respectively, for the six months ended March 31, 2006.

At March 31, 2006, the Fund had open long futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	March 31, 2006	Loss

June 2006	50 S&P 500 Index	$16,380,120	$16,291,250	$88,870

During the six months ended March 31, 2006, the Fund loaned securities to certain brokers. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $64,448,368 and $66,228,520, respectively.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,384,153,936. The gross unrealized appreciation and depreciation on securities based on tax cost was $536,366,579 and $12,592,097, respectively, with a net unrealized appreciation of $523,774,482.

As of September 30, 2005, the Fund had $216,685,478 in capital loss carryovers for federal income tax purposes with $47,085,026 expiring in 2009, $131,034,309 expiring in 2010 and $38,566,143 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2005, the Fund incurred and elected to defer post-October currency losses of $538.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2006, the Fund had average borrowings outstanding of $47,126 (on an annualized basis) at a 5.02% rate of and paid interest of $2,364.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the Fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the Funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC’s opinion, any such liability will not have a material effect on the Fund’s financial position or results of operations.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds,

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On April 28, 2006, the Fund declared distributions from net investment income to shareholders of record on April 27, 2006. The per share amounts payable on May 1, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.0065
Class I	0.0097
Class IS	0.0064

These distributions are not reflected in the accompanying financial statements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

569843 rv2 5/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569843 rv2 5/2006

Evergreen Growth Fund

Evergreen

GROWTH FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Growth Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

2

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Theodore W. Price, CFA

• Jeffrey S. Drummond, CFA

• Linda Z. Freeman, CFA

• Jeffrey Harrison, CFA

• Edward Rick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985
	Class A	Class B	Class C	Class I
Class inception date	6/05/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

6-month return with sales charge	7.86%	9.01%	13.03%	N/A

6-month return w/o sales charge	14.44%	14.01%	14.03%	14.58%

Average annual return*

1-year with sales charge	19.65%	21.01%	25.05%	N/A

1-year w/o sales charge	26.98%	26.01%	26.05%	27.33%

5-year	8.52%	8.74%	9.03%	10.11%

10-year	8.55%	8.39%	8.39%	9.53%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class C. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,144.35	$6.68
Class B	$ 1,000.00	$ 1,140.06	$10.40
Class C	$ 1,000.00	$ 1,140.25	$10.41
Class I	$ 1,000.00	$ 1,145.81	$5.08
Hypothetical
(5% return
before
expenses)
Class A	$ 1,000.00	$ 1,018.70	$6.29
Class B	$ 1,000.00	$ 1,015.21	$9.80
Class C	$ 1,000.00	$ 1,015.21	$9.80
Class I	$ 1,000.00	$ 1,020.19	$4.78

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 1.95% for Class B, 1.95% for Class C and 0.95% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$19.03	$ 15.41	$ 14.08	$10.66	$ 12.35	$ 25.11

Income from investment operations
Net investment income (loss)	(0.08)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.13)[1]	(0.23)
Net realized and unrealized gains or losses on investments	2.48	3.79	1.49	3.55	(1.56)	(6.84)

Total from investment operations	2.40	3.62	1.33	3.42	(1.69)	(7.07)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0	(5.69)

Net asset value, end of period	$19.36	$ 19.03	$ 15.41	$14.08	$ 10.66	$ 12.35

Total return[2]	14.44%	23.49%	9.45%	32.08%	(13.68%)	(33.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$107,448	$94,947	$82,353	$66,586	$49,793	$64,885
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[3]	1.25%	1.27%	1.36%	1.32%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	1.25%[3]	1.25%	1.27%	1.36%	1.32%	1.34%
Net investment income (loss)	(0.87%)[3]	(0.96%)	(1.03%)	(1.05%)	(0.95%)	(0.79%)
Portfolio turnover rate	49%	80%	87%	120%	89%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$17.21	$ 14.04	$ 12.91	$9.86	$ 11.50	$23.97

Income from investment operations
Net investment income (loss)	(0.13)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.21)[1]	(0.20)
Net realized and unrealized gains or losses on investments	2.20	3.43	1.38	3.25	(1.43)	(6.58)

Total from investment operations	2.07	3.17	1.13	3.05	(1.64)	(6.78)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0	(5.69)

Net asset value, end of period	$17.21	$ 17.21	$ 14.04	$12.91	$ 9.86	$11.50

Total return[2]	14.01%	22.58%	8.75%	30.93%	(14.26%)	(34.19%)

Ratios and supplemental data
Net assets, end of period (thousands)	$23,151	$21,955	$20,926	$19,127	$12,073	$6,252
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.95%[3]	1.95%	1.98%	2.08%	2.08%	2.09%
Expenses excluding waivers/reimbursements and expense reductions	1.95%[3]	1.95%	1.98%	2.08%	2.08%	2.09%
Net investment income (loss)	(1.58%)[3]	(1.67%)	(1.73%)	(1.77%)	(1.71%)	(1.55%)
Portfolio turnover rate	49%	80%	87%	120%	89%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$17.19	$ 14.02	$ 12.90	$9.84	$ 11.49	$ 23.94

Income from investment operations
Net investment income (loss)	(0.13)[1]	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.22)[1]	(0.19)
Net realized and unrealized gains or losses on investments	2.20	3.43	1.37	3.26	(1.43)	(6.57)

Total from investment operations	2.07	3.17	1.12	3.06	(1.65)	(6.76)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0	(5.69)

Net asset value, end of period	$17.19	$ 17.19	$ 14.02	$12.90	$ 9.84	$ 11.49

Total return[2]	14.03%	22.61%	8.68%	31.10%	(14.36%)	(34.13%)

Ratios and supplemental data
Net assets, end of period (thousands)	$209,549	$201,363	$202,086	$220,442	$199,078	$263,292
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.95%[3]	1.95%	1.97%	2.09%	2.07%	2.09%
Expenses excluding waivers/reimbursements and expense reductions	1.95%[3]	1.95%	1.97%	2.09%	2.07%	2.09%
Net investment income (loss)	(1.58%)[3]	(1.67%)	(1.73%)	(1.77%)	(1.70%)	(1.54%)
Portfolio turnover rate	49%	80%	87%	120%	89%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$19.47	$ 15.72	$ 14.32	$10.82	$ 12.50	$ 25.28

Income from investment operations
Net investment income (loss)	(0.07)	(0.12)[2]	(0.12)[2]	(0.10)[2]	(0.10)[2]	(0.15)
Net realized and unrealized gains or losses on investments	2.56	3.87	1.52	3.60	(1.58)	(6.94)

Total from investment operations	2.49	3.75	1.40	3.50	(1.68)	(7.09)

Distributions to shareholders from
Net realized gains	(2.07)	0	0	0	0	(5.69)

Net asset value, end of period	$19.89	$ 19.47	$ 15.72	$14.32	$ 10.82	$ 12.50

Total return	14.58%	23.85%	9.78%	32.35%	(13.44%)	(33.49%)

Ratios and supplemental data
Net assets, end of period (thousands)	$787,339	$705,901	$623,418	$497,489	$139,378	$116,217
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[3]	0.95%	0.98%	1.07%	1.07%	1.09%
Expenses excluding waivers/reimbursements and expense reductions	0.95%[3]	0.95%	0.98%	1.07%	1.07%	1.09%
Net investment income (loss)	(0.58%)[3]	(0.67%)	(0.73%)	(0.77%)	(0.70%)	(0.55%)
Portfolio turnover rate	49%	80%	87%	120%	89%	111%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 11.6%
Diversified Consumer Services 0.6%
Steiner Leisure, Ltd. *	179,600	$7,273,800

Hotels, Restaurants & Leisure 3.7%
Gaylord Entertainment Co. * p	159,036	7,217,054
Penn National Gaming, Inc. *	220,200	9,288,036
Rare Hospitality International, Inc. * p	242,761	8,455,365
Shuffle Master, Inc. * p	264,773	9,462,987
Texas Roadhouse, Inc., Class A * p	393,900	6,731,751

		41,155,193

Internet & Catalog Retail 0.2%
Stamps.com, Inc. * p	75,300	2,655,078

Leisure Equipment & Products 1.4%
MarineMax, Inc. * p	237,900	7,974,408
SCP Pool Corp. p	159,907	7,501,237

		15,475,645

Multi-line Retail 0.5%
Conn’s, Inc. * p	151,700	5,182,072

Specialty Retail 3.9%
Children’s Place Retail Stores, Inc. p	104,900	6,073,710
Guitar Center, Inc. * p	158,800	7,574,760
Hibbett Sporting Goods, Inc. * p	238,506	7,868,296
Jos. A. Bank Clothiers, Inc. * p	151,250	7,252,438
Monro Muffler Brake, Inc. p	175,750	6,527,355
Stage Stores, Inc.	289,258	8,605,426

		43,901,985

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc. * p	118,100	7,970,569
Warnaco Group, Inc. *	297,596	7,142,304

		15,112,873

CONSUMER STAPLES 2.1%
Food & Staples Retailing 1.5%
Central European Distribution Corp. * p	199,400	7,666,930
United Natural Foods, Inc. * p	257,500	9,004,775

		16,671,705

Personal Products 0.6%
Chattem, Inc. * p	201,700	7,594,005

ENERGY 7.5%
Energy Equipment & Services 6.2%
Basic Energy Services, Inc. * p	251,500	7,494,700
Core Laboratories NV *	118,900	5,653,695
Oceaneering International, Inc. *	91,250	5,228,625

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Pioneer Drilling Co. * p	577,100	$9,481,753
Superior Energy Services, Inc. * p	475,850	12,748,021
Tetra Technologies, Inc. *	193,400	9,097,536
Unit Corp. *	197,750	11,024,563
Universal Compression Holdings, Inc. *	192,900	9,774,243

		70,503,136

Oil, Gas & Consumable Fuels 1.3%
Bois D’Arc Energy, Inc. * p	393,400	6,550,110
Brigham Exploration Co. * p	437,800	3,835,128
Comstock Resources, Inc. * p	134,650	3,997,759

		14,382,997

FINANCIALS 6.7%
Commercial Banks 4.2%
Boston Private Financial Holdings, Inc. p	230,200	7,778,458
Midwest Banc Holdings, Inc. p	69,400	1,800,236
Prosperity Bancshares, Inc. p	206,300	6,232,323
Sterling Bancshares, Inc.	301,100	5,434,855
SVB Financial Group * p	167,400	8,880,570
Texas Capital Bancshares, Inc. *	291,400	6,993,600
United Community Banks, Inc. p	168,500	4,743,275
Whitney Holding Corp. p	161,400	5,723,244

		47,586,561

Consumer Finance 0.7%
Asta Funding, Inc. p	230,846	7,677,938

Insurance 1.8%
Argonaut Group, Inc. *	217,600	7,735,680
HCC Insurance Holdings, Inc. p	349,475	12,161,730

		19,897,410

HEALTH CARE 19.8%
Biotechnology 4.9%
Alkermes, Inc. * p	226,000	4,983,300
Arena Pharmaceuticals, Inc. * p	252,905	4,580,109
CV Therapeutics, Inc. * p	145,800	3,219,264
Human Genome Sciences, Inc. * p	276,100	3,001,207
Myogen, Inc. * p	124,500	4,510,635
Nektar Therapeutics * p	300,300	6,120,114
Onyx Pharmaceuticals, Inc. * p	108,800	2,857,088
PDL BioPharma, Inc. * p	276,900	9,082,320
Progenics Pharmaceuticals, Inc.	187,500	4,966,875
Renovis, Inc. p	269,800	5,752,136
Serologicals Corp. * p	267,900	6,552,834

		55,625,882

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.5%
American Medical Systems Holdings, Inc. * p	309,700	$6,968,250
ArthroCare Corp. * p	166,600	7,966,812
Cytyc Corp. * p	215,600	6,075,608
Hologic, Inc. *	184,200	10,195,470
Immucor, Inc. *	275,800	7,912,702
LifeCell Corp. p	298,000	6,719,900
Meridian Bioscience, Inc. p	210,100	5,668,498
NeuroMetrix, Inc. * p	118,472	4,613,300
ResMed, Inc. * p	200,900	8,835,582
Respironics, Inc. *	200,900	7,817,019

		72,773,141

Health Care Providers & Services 7.5%
Allscripts Heathcare Solutions, Inc. * p	395,000	7,232,450
Centene Corp. * p	252,000	7,350,840
Emageon, Inc.p	269,200	4,573,708
LCA-Vision, Inc. p	151,300	7,581,643
Pediatrix Medical Group, Inc. *	68,600	7,041,104
PSS World Medical, Inc. * p	450,300	8,686,287
Psychiatric Solutions, Inc. * p	288,798	9,567,878
Symbion, Inc. * p	361,100	8,178,915
United Surgical Partners International, Inc. * p	216,400	7,662,724
VCA Antech, Inc. *	284,627	8,106,177
Ventiv Health, Inc. *	253,000	8,404,660

		84,386,386

Pharmaceuticals 0.9%
Cardiome Pharma Corp. *	585,947	7,441,527
DepoMed, Inc. p	471,700	3,080,201

		10,521,728

INDUSTRIALS 14.7%
Aerospace & Defense 2.9%
ARGON ST, Inc. * p	334,274	11,208,207
Aviall, Inc. * p	242,300	9,226,784
BE Aerospace, Inc.	110,200	2,768,224
Essex Corp. * p	443,600	9,768,072

		32,971,287

Air Freight & Logistics 0.4%
Forward Air Corp.	122,916	4,583,538

Airlines 0.8%
AirTran Holdings, Inc. * p	494,800	8,960,828

Commercial Services & Supplies 2.6%
Advisory Board Co. * p	159,000	8,867,430
Corrections Corporation of America *	153,100	6,920,120

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Heidrick & Struggles International, Inc. *	146,200	$5,304,136
Labor Ready, Inc. *	339,100	8,121,445

		29,213,131

Construction & Engineering 1.0%
Quanta Services, Inc. p	416,600	6,673,932
Williams Scotsman International, Inc. p	191,000	4,784,550

		11,458,482

Electrical Equipment 0.9%
Color Kinetics, Inc. p	122,500	2,594,550
Power-One, Inc. * p	968,150	6,970,680

		9,565,230

Machinery 4.4%
A.S.V., Inc. * p	176,130	5,674,908
ESCO Technologies, Inc. * p	157,900	7,997,635
IDEX Corp. p	188,300	9,823,611
Manitowoc Co. p	140,400	12,797,460
Oshkosh Truck Corp.	211,500	13,163,760

		49,457,374

Road & Rail 1.1%
Heartland Express, Inc. p	329,800	7,186,342
Werner Enterprises, Inc. p	308,110	5,659,981

		12,846,323

Trading Companies & Distributors 0.6%
Interline Brands, Inc. *	264,509	6,673,562

INFORMATION TECHNOLOGY 29.2%
Communications Equipment 2.7%
AudioCodes, Ltd. p	714,800	9,878,536
Comtech Telecommunications Corp. * p	320,300	9,343,151
Powerwave Technologies, Inc. * p	853,450	11,513,041

		30,734,728

Computers & Peripherals 0.7%
M-Systems Flash Disk Pioneers, Ltd. * p	82,000	2,120,520
Stratasys, Inc. * p	198,748	5,859,091

		7,979,611

Electronic Equipment & Instruments 1.1%
Benchmark Electronics, Inc. * p	183,575	7,040,101
Maxwell Technologies, Inc. p	247,600	4,830,676

		11,870,777

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 5.0%
aQuantive, Inc. p	188,200	$4,430,228
Digitas, Inc. * p	394,500	5,680,800
Equinix, Inc. * p	276,135	17,733,389
Interwoven, Inc. * p	640,400	5,757,196
LivePerson, Inc. *	751,333	5,439,651
NIC, Inc. * p	1,276,067	7,822,291
ValueClick, Inc. * p	572,900	9,693,468

		56,557,023

IT Services 3.1%
eFunds Corp. *	298,900	7,723,576
Euronet Worldwide, Inc. * p	347,300	13,138,359
MPS Group, Inc. * p	442,500	6,770,250
SRA International, Inc., Class A * p	194,500	7,338,485

		34,970,670

Semiconductors & Semiconductor Equipment 7.5%
Advanced Energy Industries, Inc. * p	558,000	7,884,540
ATMI, Inc. * p	447,750	13,522,050
Exar Corp. *	534,800	7,636,944
Mindspeed Technologies, Inc. p	693,900	2,761,722
PDF Solutions, Inc. * p	407,800	7,715,576
Power Integrations, Inc. * p	279,500	6,926,010
Rudolph Technologies, Inc. * p	626,435	10,680,717
Semtech Corp. * p	289,400	5,177,366
Supertex, Inc. * p	145,400	5,469,948
Trident Microsystems, Inc. * p	366,700	10,656,302
Zoran Corp. *	283,000	6,192,040

		84,623,215

Software 9.1%
Agile Software Corp. *	1,098,950	8,384,989
Altiris, Inc.	294,800	6,488,548
Blackboard, Inc. * p	184,200	5,233,122
Bottomline Technologies, Inc. *	521,500	7,160,195
Concur Technologies, Inc. * p	469,544	8,700,650
Jack Henry & Associates, Inc. p	435,300	9,955,311
Micros Systems, Inc. * p	138,402	6,376,180
Moldflow Corp. *	407,750	6,401,675
Open Solutions, Inc. * p	344,400	9,405,564
Quality Systems, Inc. p	197,074	6,523,149
RSA Security, Inc. * p	389,050	6,979,557
Transaction Systems Architects, Inc. *	232,200	7,246,962
Verint Systems, Inc.	150,500	5,323,185
Witness Systems, Inc. *	311,200	7,904,480

		102,083,567

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.6%
Chemicals 0.9%
Cytec Industries, Inc. p	175,800	$10,549,758

Construction Materials 0.5%
Headwaters, Inc. * p	142,500	5,670,075

Metals & Mining 1.2%
AMCOL International Corp. p	450,900	12,985,920

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.2%
NeuStar, Inc. p	319,400	9,901,400
Time Warner Telecom, Inc. *	203,500	3,652,825

		13,554,225

Wireless Telecommunication Services 1.2%
SBA Communcations Corp. *	586,000	13,718,260

Total Common Stocks (cost $798,888,562)		1,089,405,119

SHORT-TERM INVESTMENTS 22.7%
MUTUAL FUND SHARES 22.7%
Evergreen Institutional Money Market Fund ø	21,681,078	21,681,078
Evergreen Prime Cash Management Money Market Fund ø pp	233,841,975	233,841,975

Total Short-Term Investments (cost $255,523,053)		255,523,053

Total Investments (cost $1,054,411,615) 119.3%		1,344,928,172
Other Assets and Liabilities (19.3%)		(217,440,189)

Net Assets 100.0%		$1,127,487,983

*	Non-income producing security
p	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2006:

Information Technology	30.2%
Health Care	20.5%
Industrials	15.2%
Consumer Discretionary	12.0%
Energy	7.8%
Financials	6.9%
Materials	2.7%
Telecommunication Services	2.5%
Consumer Staples	2.2%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $798,888,562) including $229,084,860 of
securities loaned	$1,089,405,119
Investments in affiliated money market funds, at value (cost $255,523,053)	255,523,053

Total investments	1,344,928,172
Receivable for securities sold	19,167,258
Receivable for Fund shares sold	3,873,253
Dividends receivable	300,144
Receivable for securities lending income	15,504
Prepaid expenses and other assets	51,733

Total assets	1,368,336,064

Liabilities
Payable for securities purchased	5,725,507
Payable for Fund shares redeemed	1,114,311
Payable for securities on loan	233,841,975
Advisory fee payable	63,550
Distribution Plan expenses payable	21,682
Due to other related parties	8,855
Accrued expenses and other liabilities	72,201

Total liabilities	240,848,081

Net assets	$1,127,487,983

Net assets represented by
Paid-in capital	$796,277,843
Undistributed net investment loss	(4,201,124)
Accumulated net realized gains on investments	44,894,707
Net unrealized gains on investments	290,516,557

Total net assets	$1,127,487,983

Net assets consists of
Class A	$107,447,731
Class B	23,151,462
Class C	209,549,491
Class I	787,339,299

Total net assets	$1,127,487,983

Shares outstanding (unlimited number of shares authorized)
Class A	5,550,840
Class B	1,345,263
Class C	12,193,083
Class I	39,585,007

Net asset value per share
Class A	$19.36
Class A—Offering price (based on sales charge of 5.75%)	$20.54
Class B	$17.21
Class C	$17.19
Class I	$19.89

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,607)	$887,034
Income from affiliates	1,029,451

Total investment income	1,916,485

Expenses
Advisory fee	3,556,326
Distribution Plan expenses
Class A	144,644
Class B	109,158
Class C	985,776
Administrative services fee	508,810
Transfer agent fees	545,840
Trustees’ fees and expenses	7,400
Printing and postage expenses	35,566
Custodian and accounting fees	135,931
Registration and filing fees	55,705
Professional fees	18,106
Other	10,619

Total expenses	6,113,881
Less: Expense reductions	(9,479)

Net expenses	6,104,402

Net investment loss	(4,187,917)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	85,043,791
Net change in unrealized gains or losses on investments	60,803,353

Net realized and unrealized gains or losses on investments	145,847,144

Net increase in net assets resulting from operations	$141,659,227

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

`	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment loss		$(4,187,917)		$(9,152,762)
Net realized gains on investments		85,043,791		141,794,772
Net change in unrealized gains or
losses on investments		60,803,353		76,307,305

Net increase in net assets resulting
from operations		141,659,227		208,949,315

Distributions to shareholders from
Net realized gains
Class A		(10,245,457)		0
Class B		(2,606,382)		0
Class C		(23,728,317)		0
Class I		(74,915,508)		0

Total distributions to shareholders		(111,495,664)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	728,282	13,155,540	1,448,414	25,217,959
Class B	79,931	1,266,464	146,295	2,305,647
Class C	176,007	2,771,674	246,452	3,892,365
Class I	5,599,320	102,713,949	10,334,975	183,185,624

		119,907,627		214,601,595

Net asset value of shares issued in
reinvestment of distributions
Class A	579,675	9,605,208	0	0
Class B	157,751	2,329,985	0	0
Class C	1,476,592	21,779,740	0	0
Class I	2,359,485	40,134,836	0	0

		73,849,769		0

Automatic conversion of Class B
shares to Class A shares
Class A	22,744	412,491	34,549	595,031
Class B	(25,497)	(412,491)	(38,068)	(595,031)

		0		0

Payment for shares redeemed
Class A	(768,337)	(13,859,442)	(1,837,325)	(31,642,057)
Class B	(142,647)	(2,291,742)	(323,233)	(5,055,587)
Class C	(1,173,924)	(18,804,348)	(2,946,305)	(46,234,581)
Class I	(4,626,058)	(85,644,328)	(13,732,643)	(245,235,446)

		(120,599,860)		(328,167,671)

Net increase (decrease) in net assets
resulting from capital share
transactions		73,157,536		(113,566,076)

Total increase in net assets		103,321,099		95,383,239
Net assets
Beginning of period		1,024,166,884		928,783,645

End of period		$1,127,487,983		$1,024,166,884

Undistributed net investment loss		$(4,201,124)		$(13,207)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $5,650 to Wachovia Securities, LLC.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2006, EIS received $5,767 from the sale of Class A shares and $22,082 and $550 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $489,551,046 and $533,288,367, respectively, for the six months ended March 31, 2006.

During the six months ended March 31, 2006, the Fund loaned securities to certain brokers and earned $197,807 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $229,084,860 and $233,841,975, respectively.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,057,577,803. The gross unrealized appreciation and depreciation on securities based on tax cost was $296,770,267 and $9,419,898, respectively, with a net unrealized appreciation of $287,350,369.

As of September 30, 2005, the Fund had $24,844,170 in capital loss carryovers for federal income tax purposes with $12,953,712 expiring in 2008, $111,919 expiring in 2009 and $11,778,539 expiring in 2010. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee,
DOB: 10/23/1938	Mentor Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family;
Trustee	Director, Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln
DOB: 2/14/1939	Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee,
The Phoenix Group of Mutual
Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant
Treasurer	Vice President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566379rv3 5/2006

Evergreen Small-Mid Growth Fund

Evergreen

SMALL-MID GROWTH FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENT OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
19	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Small-Mid Growth Fund, which covers the period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

2

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Donald M. Bisson, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/11/2005

	Class A	Class I
Class inception date	10/11/2005	10/11/2005

Nasdaq symbol	ESMGX	ESMIX

Cumulative return

Since portfolio inception with sales charge	15.74%	N/A

Since portfolio inception w/o sales charge	22.80%	22.80%

Maximum sales charge	5.75%	N/A
	Front-end

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I, please go to EvergreenInvestments.com/fundperformance. Class A shares are not available for sale to the public. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short-term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2006, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 11, 2005 to March 31, 2006. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	3/31/2006	Period

Actual
Class A	$ 1,000.00	$ 1,228.00	$6.18*
Class I	$ 1,000.00	$ 1,228.00	$4.96*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.10	$5.89**
Class I	$ 1,000.00	$ 1,020.24	$4.73**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.17% for Class A and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 173 / 365 days.

**For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.17% for Class A and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended[1]
March 31, 2006
CLASS A	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.03)
Net realized and unrealized gains or losses on investments	2.31

Total from investment operations	2.28

Net asset value, end of period	$12.28

Total return[2]	22.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$2
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%[3,4]
Expenses excluding waivers/reimbursements and expense reductions	2.49%[3]
Net investment income (loss)	(0.68%)[3]
Portfolio turnover rate	67%

1 For the period from October 11, 2005 (commen cement of class operations), to March 31, 2006.

2 Excluding applicable sales charges

3 Annualized

4 Including the expense reductions, the ratio would be 1.15%.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended[1]
March 31, 2006
CLASS I	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on securities	2.29

Total from investment operations	2.28

Net asset value, end of period	$12.28

Total return	22.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,038
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%[2,3]
Expenses excluding waivers/reimbursements and expense reductions	2.26%[2]
Net investment income (loss)	(0.38%)[2]
Portfolio turnover rate	67%

1 For the period from October 11, 2005 (commen cement of class operations), to March 31, 2006.

2 Annualized

3 Including the expense reductions, the ratio would be 0.92%.

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

		Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY	13.4%
Diversified Consumer Services 1.8%
Strayer Education, Inc.		2,100	$214,746

Hotels, Restaurants & Leisure 1.8%
Station Casinos, Inc.		2,700	214,299

Media 1.9%
Lamar Advertising Co., Class A *		4,400	231,528

Specialty Retail 5.8%
Abercrombie & Fitch Co., Class A		2,100	122,430
American Eagle Outfitters, Inc.		9,300	277,698
Chico’s FAS, Inc. *		3,000	121,920
Pier 1 Imports, Inc.		15,500	179,955

			702,003

Textiles, Apparel & Luxury Goods 2.1%
Polo Ralph Lauren Corp., Class A		4,100	248,501

CONSUMER STAPLES 1.4%
Personal Products 1.4%
Herbalife, Ltd. *		5,100	172,227

ENERGY 6.5%
Energy Equipment & Services 5.0%
Cooper Cameron Corp. *		4,760	209,821
Dril-Quip, Inc. *		2,900	205,465
Helix Energy Solutions, Inc. *		4,900	185,710

			600,996

Oil, Gas & Consumable Fuels 1.5%
Southwestern Energy Co. *		5,728	184,384

FINANCIALS 4.6%
Capital Markets 3.2%
Affiliated Managers Group, Inc. *		2,500	266,525
Investors Financial Services Corp.		2,500	117,175

			383,700

Diversified Financial Services 1.4%
Nasdaq Stock Market, Inc. *		4,300	172,172

HEALTH CARE 17.7%
Biotechnology 3.8%
Nektar Therapeutics *		5,200	105,976
OSI Pharmaceuticals, Inc. *		5,100	163,710
PDL BioPharma, Inc. *		5,800	190,240

			459,926

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.0%
Advanced Medical Optics, Inc. *	2,500	$116,600
American Medical Systems Holdings, Inc. *	10,700	240,750
ArthroCare Corp. *	5,000	239,100

		596,450

Health Care Providers & Services 5.5%
Coventry Health Care, Inc. *	3,350	180,833
DaVita, Inc. *	4,100	246,861
VCA Antech, Inc. *	8,100	230,688

		658,382

Pharmaceuticals 3.4%
Biovail Corp.	7,900	192,365
Kos Pharmaceuticals, Inc. *	4,600	219,742

		412,107

INDUSTRIALS 19.4%
Airlines 1.0%
AirTran Holdings, Inc. *	6,600	119,526

Commercial Services & Supplies 1.8%
Labor Ready, Inc. *	8,900	213,155

Construction & Engineering 4.4%
Granite Construction, Inc.	5,400	262,872
McDermott International, Inc. *	5,000	272,250

		535,122

Electrical Equipment 4.4%
Regal-Beloit Corp.	6,600	278,982
Thomas & Betts Corp. *	5,000	256,900

		535,882

Industrial Conglomerates 2.0%
Walter Industries, Inc.	3,600	239,832

Machinery 5.8%
JLG Industries, Inc.	8,100	249,399
Kennametal, Inc.	3,900	238,446
Manitowoc Co.	2,300	209,645

		697,490

INFORMATION TECHNOLOGY 27.6%
Communications Equipment 6.4%
Arris Group, Inc. *	20,900	287,584
F5 Networks, Inc. *	4,000	289,960
Sonus Networks, Inc. *	34,500	189,060

		766,604

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 3.5%
Daktronics, Inc.	5,000	$182,500
Itron, Inc. *	4,000	239,400

		421,900

Internet Software & Services 4.0%
Akamai Technologies, Inc. *	7,000	230,230
Openwave Systems, Inc. *	12,000	258,960

		489,190

IT Services 2.8%
Cognizant Technology Solutions Corp., Class A *	1,900	113,031
MoneyGram International, Inc.	7,300	224,256

		337,287

Semiconductors & Semiconductor Equipment 8.8%
ATI Technologies, Inc.	11,400	195,852
Fairchild Semiconductor International, Inc., Class A *	11,600	221,212
MEMC Electronic Materials, Inc. *	6,600	243,672
Microchip Technology, Inc.	6,400	232,320
Power Integrations, Inc. *	6,600	163,548

		1,056,604

Software 2.1%
Amdocs, Ltd. *	7,000	252,420

MATERIALS 2.6%
Chemicals 1.5%
NOVA Chemicals Corp	6,400	182,400

Metals & Mining 1.1%
Glamis Gold, Ltd. *	3,900	127,452

TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 1.9%
Time Warner Telecom, Inc. *	12,600	226,170

Wireless Telecommunication Services 3.9%
Leap Wireless International, Inc. *	5,400	235,386
NII Holdings, Inc., Class B *	3,900	229,983

		465,369

Total Common Stocks (cost $10,594,150)		11,917,824

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund ø (cost $122,740)	122,740	122,740

Total Investments (cost $10,716,890) 100.0%		12,040,564
Other Assets and Liabilities (0.0%)		(296)

Net Assets 100.0%		$12,040,268

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

*    Non-income producing security

ø    Evergreen Investments Management Company, LLC is the investment advisor to both the fund and the money market fund

The following table shows the percent of total long-term investments by sector as of March 31, 2006:
Information Technology	27.6%
Industrials	19.7%
Health Care	17.9%
Consumer Discretionary	13.6%
Energy	6.6%
Telecommunication Services	5.8%
Financials	4.7%
Materials	2.6%
Consumer Staples	1.5%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $10,594,150)	$11,917,824
Investments in affiliated money market fund, at value (cost $122,740)	122,740

Total investments	12,040,564

Receivable for securities sold	357,096
Receivable for Fund shares sold	2,054
Dividends receivable	4,800
Prepaid expenses and other assets	28,811

Total assets	12,433,325

Liabilities
Payable for securities purchased	376,888
Advisory fee payable	31
Due to other related parties	113
Accrued expenses and other liabilities	16,025

Total liabilities	393,057

Net assets	$12,040,268

Net assets represented by
Paid-in capital	$10,709,096
Undistributed net investment loss	(11,924)
Accumulated net realized gains on investments	19,422
Net unrealized gains on investments	1,323,674

Total net assets	$12,040,268

Net assets consists of
Class A	$2,370
Class I	12,037,898

Total net assets	$12,040,268

Shares outstanding (unlimited number of shares authorized)
Class A	193
Class I	980,075

Net asset value per share
Class A	$12.28
Class A — Offering price (based on sales charge of 5.75%)	$13.03
Class I	$12.28

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Period Ended March 31, 2006 (unaudited) (a)

Investment income
Dividends (net of foreign withholding taxes of $308)	$10,776
Income from affiliate	3,766
Interest	2,117

Total investment income	16,659

Expenses
Advisory fee	21,779
Distribution Plan expenses	3
Administrative services fee	3,091
Transfer agent fees	76
Trustees’ fees and expenses	104
Printing and postage expenses	12,654
Custodian and accounting fees	2,520
Registration and filing fees	19,607
Professional fees	8,930
Other	1,480

Total expenses	70,244
Less: Expense reductions	(671)
Fee waivers and expense reimbursements	(40,990)

Net expenses	28,583

Net investment loss	(11,924)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	19,422
Net change in unrealized gains on investments	1,323,674

Net realized and unrealized gains or losses on investments	1,343,096

Net increase in net assets resulting from operations	$1,331,172

(a) For the period from October 11, 2005 (commencement of operations), to March 31, 2006.

See Notes to Financial Statements

13

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2006
	(unaudited) (a)

Operations
Net investment loss		$(11,924)
Net realized gains on investments		19,422
Net change in unrealized gains or losses on investments		1,323,674

Net increase in net assets resulting from operations		1,331,172

	Shares
Capital share transactions
Proceeds from shares sold
Class A	193	1,994
Class I	980,127	10,707,717

		10,709,711

Payment for shares redeemed
Class I	(52)	(615)

Net increase in net assets resulting from capital share transactions		10,709,096

Total increase in net assets		12,040,268
Net assets
Beginning of period		0

End of period		$12,040,268

Undistributed net investment loss		$(11,924)

(a) For the period from October 11, 2005 (commencement of operations), to March 31, 2006.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small Mid-Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class A shares are currently not available for sale to the public. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended March 31, 2006, EIMC waived its advisory fee in the amount of $21,779 and reimbursed other expenses in the amount of $19,211.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $14,744,452 and $4,169,723, respectively, for the period ended March 31, 2006.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $10,716,890. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,412,789 and $89,115, respectively, with a net unrealized appreciation of $1,323,674.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements and brokerage transactions of $671, which represents 0.02% of its average daily net assets (on an annualized basis).

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

18

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the investment advisory agreement between the Fund and EIMC at meetings held in June of 2005. At the meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the investment advisory agreement.

The Board of Trustees meets with representatives of EIMC during the course of the year, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreement with representatives of EIMC and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreement, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC and its affiliates would provide a comprehensive investment management service and implement an investment program for the Fund. The Trustees also considered that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Evergreen funds overall were generally satisfactory. In considering approval of the Fund’s investment advisory agreement with EIMC the Trustees considered, among other factors, the portfolio management team’s investment approach, information regarding EIMC’s historical investment performance with respect to comparable investment products, the fees and expenses to be paid by the Fund to EIMC and its affiliates, and the projected fees and expenses that the Fund would pay after its launch. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were likely to be consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment program and best interests of the Fund.

The Trustees considered whether growth in assets of the Fund might result in economies of scale and noted that the advisory fee for the Fund contemplated a breakpoint at $1 billion, which appeared reasonable to the Trustees in light of the information available to them and the fact that the Fund was in a start-up phase. The Trustees also reviewed fees paid to EIMC by other comparable investment companies and institutional accounts managed by EIMC. The Trustees also relied, in part, on comparisons of the Fund’s projected expenses to the expenses of funds with similar investment strategies. In their consideration of the fees to be paid by the Fund to EIMC, the Trustees considered information provided by EIMC regarding the profitability of the

19

ADDITIONAL INFORMATION (unaudited) continued

Envision product to EIMC, which the Trustees considered both without taking into account distribution expenses and taking into account distribution expenses, on the basis of which the Trustees determined that the likely profitability to EIMC from the Fund appeared reasonable.

In considering the investment advisory agreement, the Trustees took into account indirect benefits to EIMC, including, among others, the fact that growth in the assets within the Envision funds would result in additions to assets under management in the Fund, that EIMC benefits from soft-dollar research and brokerage services from transactions by the Evergreen funds, and that Wachovia Securities and its affiliates receive revenues from providing brokerage services to the Evergreen funds. The Trustees concluded that the arrangements to be put in place with respect to the Fund were comparable to those in place for the Evergreen funds generally and appeared reasonable in light of that consideration.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

576004 5/2006

Evergreen Investments℠

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

576004 5/2006

Evergreen Aggressive Growth Fund

Evergreen

AGGRESSIVE GROWTH FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Aggressive Growth Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal

1

LETTER TO SHAREHOLDERS continued

of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Board of Trustees of the Evergreen funds, at a meeting held on May 13, 2006, approved a proposal to reorganize Evergreen Aggressive Growth Fund (the “Fund”) into Evergreen Omega Fund (“Omega Fund”) and have submitted that proposal for the approval of the Fund’s shareholders. If the shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to Omega Fund and shareholders of the Fund will receive shares of Omega Fund in exchange for their Fund shares. Shareholders of record of the Fund as of May 31, 2006 are entitled to vote on the proposal at a special meeting of the shareholders to be held on August 21, 2006. If approved, the reorganization is proposed to take place on or about August 28, 2006. Shareholders of the Fund will be mailed information detailing the proposal on or about June 30, 2006.

A preliminary prospectus/proxy statement relating to the reorganization has been filed with the SEC and is available free from the SEC’s Web site at www.sec.gov. Definitive materials are expected to be mailed to shareholders on or about June 30, 2006. Shareholders are urged to read the prospectus/proxy statement carefully. This document does not constitute an offer of any securities for sale.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager†:

• Maureen E. Cullinane, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1983
	Class A	Class B	Class C	Class I
Class inception date	4/15/1983	7/7/1995	8/3/1995	7/11/1995

Nasdaq symbol	EAGAX	EAGBX	EAGCX	EAGYX

6-month return with sales charge	1.87%	2.70%	6.73%	N/A

6-month return w/o sales charge	8.07%	7.70%	7.73%	8.22%

Average annual return*

1-year with sales charge	9.50%	10.34%	14.32%	N/A

1-year w/o sales charge	16.19%	15.34%	15.32%	16.54%

5-year	3.82%	3.97%	4.30%	5.37%

10-year	6.54%	6.40%	6.40%	7.48%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

† Effective June 30, 2006, Aziz Hamzaogullari will be the portfolio manager for this fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Aggressive Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,080.68	$7.37
Class B	$ 1,000.00	$ 1,077.60	$10.98
Class C	$ 1,000.00	$ 1,077.26	$10.98
Class I	$ 1,000.00	$ 1,082.24	$5.81
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.85	$7.14
Class B	$ 1,000.00	$ 1,014.36	$10.65
Class C	$ 1,000.00	$ 1,014.36	$10.65
Class I	$ 1,000.00	$ 1,019.35	$5.64

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.42% for Class A, 2.12% for Class B, 2.12% for Class C and 1.12% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 17.60	$ 15.74	$ 14.40	$ 11.27	$ 13.21	$ 38.14

Income from investment operations

Net investment income (loss)	(0.07)[1]	(0.09)[1]	(0.17)[1]	(0.14)[1]	(0.13)[1]	(0.11)[1]
Net realized and unrealized gains or losses on investments	1.49	1.95	1.51	3.27	(1.81)	(14.49)

Total from investment operations	1.42	1.86	1.34	3.13	(1.94)	(14.60)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(10.33)

Net asset value, end of period	$ 19.02	$ 17.60	$ 15.74	$ 14.40	$ 11.27	$ 13.21

Total return[2]	8.07%	11.82%	9.31%	27.77%	(14.69%)	(47.31%)

Ratios and supplemental data
Net assets, end of period (thousands)	$149,872	$153,111	$172,791	$120,314	$108,274	$133,001
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.42%[3]	1.41%	1.48%	1.53%	1.42%	1.26%
Expenses excluding waivers/reimbursements and expense reductions	1.42%[3]	1.42%	1.48%	1.53%	1.42%	1.26%
Net investment income (loss)	(0.81%)[3]	(0.57%)	(1.04%)	(1.12%)	(0.98%)	(0.58%)
Portfolio turnover rate	46%	136%	185%	229%	203%	224%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.85	$ 14.28	$ 13.16	$ 10.37	$ 12.25	$ 36.50

Income from investment operations
Net investment income (loss)	(0.12)[1]	(0.19)[1]	(0.25)[1]	(0.21)[1]	(0.22)[1]	(0.23)[1]
Net realized and unrealized gains or losses on investments	1.35	1.76	1.37	3.00	(1.66)	(13.69)

Total from investment operations	1.23	1.57	1.12	2.79	(1.88)	(13.92)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(10.33)

Net asset value, end of period	$ 17.08	$ 15.85	$ 14.28	$ 13.16	$ 10.37	$ 12.25

Total return[2]	7.70%	10.99%	8.51%	26.90%	(15.35%)	(47.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$29,675	$31,930	$41,219	$44,601	$44,162	$67,083
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.12%[3]	2.11%	2.18%	2.25%	2.17%	2.01%
Expenses excluding waivers/reimbursements and expense reductions	2.12%[3]	2.12%	2.18%	2.25%	2.17%	2.01%
Net investment income (loss)	(1.51%)[3]	(1.24%)	(1.75%)	(1.84%)	(1.73%)	(1.33%)
Portfolio turnover rate	46%	136%	185%	229%	203%	224%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
March 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$15.79	$14.23	$13.11	$10.33	$12.20	$36.42

Income from investment operations
Net investment income (loss)	(0.12)[1]	(0.18)[1]	(0.25)[1]	(0.21)[1]	(0.22)[1]	(0.22)[1]
Net realized and unrealized gains or losses on investments	1.34	1.74	1.37	2.99	(1.65)	(13.67)

Total from investment operations	1.22	1.56	1.12	2.78	(1.87)	(13.89)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(10.33)

Net asset value, end of period	$17.01	$15.79	$14.23	$13.11	$10.33	$12.20

Total return[2]	7.73%	10.96%	8.54%	26.91%	(15.33%)	(47.72%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,406	$5,791	$8,361	$6,966	$6,034	$8,657
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.12%[3]	2.10%	2.18%	2.26%	2.17%	2.02%
Expenses excluding waivers/reimbursements and expense reductions	2.12%[3]	2.11%	2.18%	2.26%	2.17%	2.02%
Net investment income (loss)	(1.51%)[3]	(1.23%)	(1.74%)	(1.84%)	(1.73%)	(1.32%)
Portfolio turnover rate	46%	136%	185%	229%	203%	224%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 18.36	$ 16.37	$ 14.94	$ 11.65	$ 13.62	$ 38.86

Income from investment operations
Net investment income (loss)	(0.05)[2]	(0.05)[2]	(0.12)[2]	(0.10)[2]	(0.10)[2]	(0.06)[2]
Net realized and unrealized gains or losses on investments	1.56	2.04	1.55	3.39	(1.87)	(14.85)

Total from investment operations	1.51	1.99	1.43	3.29	(1.97)	(14.91)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(10.33)

Net asset value, end of period	$ 19.87	$ 18.36	$ 16.37	$ 14.94	$ 11.65	$ 13.62

Total return	8.22%	12.16%	9.57%	28.24%	(14.46%)	(47.20%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,183	$10,253	$11,170	$12,242	$13,711	$18,571
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%[3]	1.11%	1.18%	1.26%	1.17%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.12%[3]	1.12%	1.18%	1.26%	1.17%	1.00%
Net investment income (loss)	(0.51%)[3]	(0.27%)	(0.74%)	(0.83%)	(0.73%)	(0.33%)
Portfolio turnover rate	46%	136%	185%	229%	203%	224%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 16.3%
Hotels, Restaurants & Leisure 4.3%
Starbucks Corp. *	36,000	$1,355,040
Starwood Hotels & Resorts Worldwide, Inc., Class B	40,000	2,709,200
Station Casinos, Inc.	49,000	3,889,130
Tim Hortons, Inc. p
	15,500	411,525

		8,364,895

Internet & Catalog Retail 1.9%
Amazon.com, Inc. * p	25,000	912,750
eBay, Inc. *	69,600	2,718,576

		3,631,326

Media 1.9%
Lamar Advertising Co., Class A *	50,000	2,631,000
News Corp., Class A	60,000	996,600

		3,627,600

Specialty Retail 5.5%
Best Buy Co., Inc.	80,000	4,474,400
Borders Group, Inc.	56,000	1,413,440
Chico’s FAS, Inc. *	119,896	4,872,573

		10,760,413

Textiles, Apparel & Luxury Goods 2.7%
Coach, Inc. *	96,000	3,319,680
Wolverine World Wide, Inc.	92,000	2,035,960

		5,355,640

ENERGY 11.0%
Energy Equipment & Services 6.5%
Cooper Cameron Corp. *	51,000	2,248,080
Diamond Offshore Drilling, Inc. p	35,000	3,132,500
ENSCO International, Inc.	23,000	1,183,350
Grant Prideco, Inc. *	21,000	899,640
Helix Energy Solutions, Inc. * p	60,000	2,274,000
Weatherford International, Ltd. *	66,000	3,019,500

		12,757,070

Oil, Gas & Consumable Fuels 4.5%
Apache Corp.	28,000	1,834,280
Foundation Coal Holdings, Inc.	56,000	2,303,840
Tesoro Corp.	18,000	1,230,120
Ultra Petroleum Corp. *	21,000	1,308,510
XTO Energy, Inc.	45,900	1,999,863

		8,676,613

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 2.4%
Capital Markets 2.1%
Goldman Sachs Group, Inc.	13,500	$2,118,960
Legg Mason, Inc.	15,000	1,879,950

		3,998,910

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp.	17,000	623,900

HEALTH CARE 24.2%
Biotechnology 4.0%
Amgen, Inc. *	26,000	1,891,500
Biogen Idec, Inc. *	72,500	3,414,750
PDL BioPharma, Inc. * -	80,000	2,624,000

		7,930,250

Health Care Equipment & Supplies 4.4%
Alcon, Inc.	30,000	3,127,800
Medtronic, Inc.	53,900	2,735,425
St. Jude Medical, Inc. *	65,000	2,665,000

		8,528,225

Health Care Providers & Services 10.0%
Aetna, Inc.	56,800	2,791,152
Cardinal Health, Inc.	55,000	4,098,600
Caremark Rx, Inc. *	66,500	3,270,470
DaVita, Inc. *	58,000	3,492,180
Healthways, Inc. -	52,500	2,674,350
WellPoint, Inc. *	42,000	3,252,060

		19,578,812

Pharmaceuticals 5.8%
Eli Lilly & Co.	35,000	1,935,500
Endo Pharmaceuticals Holdings, Inc. *	156,000	5,118,360
Kos Pharmaceuticals, Inc. *	30,000	1,433,100
Teva Pharmaceutical Industries, Ltd., ADR p	68,000	2,800,240

		11,287,200

INDUSTRIALS 7.1%
Commercial Services & Supplies 0.9%
Cintas Corp.	41,000	1,747,420

Electrical Equipment 3.4%
Cooper Industries, Inc., Class A	46,200	4,014,780
Roper Industries, Inc.	52,000	2,528,760

		6,543,540

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.8%
Deere & Co.	14,500	$1,146,225
JLG Industries, Inc.	64,000	1,970,560
Pall Corp.	76,800	2,395,392

		5,512,177

INFORMATION TECHNOLOGY 29.0%
Communications Equipment 9.5%
Cisco Systems, Inc. *	290,000	6,284,300
F5 Networks, Inc. *	41,000	2,972,090
Motorola, Inc.	125,000	2,863,750
QUALCOMM, Inc.	128,000	6,478,080

		18,598,220

Computers & Peripherals 1.5%
Apple Computer, Inc. *	30,500	1,912,960
EMC Corp. *	75,000	1,022,250

		2,935,210

Internet Software & Services 3.8%
Google, Inc., Class A *	12,500	4,875,000
Openwave Systems, Inc. * p	116,000	2,503,280

		7,378,280

IT Services 1.5%
Cognizant Technology Solutions Corp., Class A *	48,500	2,885,265

Semiconductors & Semiconductor Equipment 7.1%
ATI Technologies, Inc.	75,000	1,298,770
Fairchild Semiconductor International, Inc., Class A *	107,000	2,040,490
KLA-Tencor Corp.	41,000	1,982,760
Marvell Technology Group, Ltd. *	16,000	865,600
MEMC Electronic Materials, Inc. *	53,400	1,971,528
Microchip Technology, Inc.	45,000	1,633,500
Micron Technology, Inc. *	171,200	2,520,064
Xilinx, Inc.	64,000	1,629,440

		13,942,152

Software 5.6%
Activision, Inc. *	118,666	1,636,404
Cadence Design Systems, Inc. *	194,000	3,587,060
Citrix Systems, Inc. *	41,000	1,553,900
Microsoft Corp.	151,100	4,111,431

		10,888,795

MATERIALS 6.2%
Chemicals 1.5%
Sigma-Aldrich Corp. p	46,000	3,026,340

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 3.0%
Martin Marietta Materials, Inc.	55,000	$5,886,650

Metals & Mining 1.7%
Barrick Gold Corp.	12,000	326,880
BHP Billiton, Ltd. p	46,000	1,833,100
Desert Sun Mining Corp.	20,000	110,400
Gold Fields, Ltd., ADR p	14,000	307,720
Meridian Gold, Inc. * p	6,000	177,900
Newmont Mining Corp.	5,000	259,450
Randgold Resources, Ltd., ADR	13,000	236,210

		3,251,660

TELECOMMUNICATION SERVICES 2.7%
Wireless Telecommunication Services 2.7%
NII Holdings, Inc., Class B * p	90,000	5,307,300

Total Common Stocks (cost $156,552,337)		193,023,863

SHORT-TERM INVESTMENTS 14.1%
MUTUAL FUND SHARES 14.1%
Evergreen Institutional U.S. Government Money Market Fund ø	6,726,458	6,726,458
Navigator Prime Portfolio pp	20,767,867	20,767,867

Total Short-Term Investments (cost $27,494,325)		27,494,325

Total Investments (cost $184,046,662) 113.0%		220,518,188
Other Assets and Liabilities (13.0%)		(25,382,696)

Net Assets 100.0%		$195,135,492

*	Non-income producing security
p	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
pp	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2006:

Information Technology	29.3%
Health Care	24.5%
Consumer Discretionary	16.4%
Energy	11.1%
Industrials	7.2%
Materials	6.3%
Telecommunication Services	2.7%
Financials	2.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $177,320,204) including $20,320,951 of
securities loaned	$213,791,730
Investments in affiliated money market fund, at value (cost $6,726,458)	6,726,458

Total investments	220,518,188
Receivable for securities sold	2,817,237
Receivable for Fund shares sold	47,619
Dividends receivable	82,221
Receivable for securities lending income	956
Prepaid expenses and other assets	36,897

Total assets	223,503,118

Liabilities
Payable for securities purchased	7,134,556
Payable for Fund shares redeemed	390,960
Payable for securities on loan	20,767,867
Advisory fee payable	8,359
Distribution Plan expenses payable	6,594
Due to other related parties	2,560
Accrued expenses and other liabilities	56,730

Total liabilities	28,367,626

Net assets	$195,135,492

Net assets represented by
Paid-in capital	$238,634,879
Undistributed net investment loss	(925,602)
Accumulated net realized losses on investments	(79,045,311)
Net unrealized gains on investments	36,471,526

Total net assets	$195,135,492

Net assets consists of
Class A	$149,871,733
Class B	29,675,112
Class C	5,405,835
Class I	10,182,812

Total net assets	$195,135,492

Shares outstanding (unlimited number of shares authorized)
Class A	7,878,686
Class B	1,737,831
Class C	317,790
Class I	512,385

Net asset value per share
Class A	$19.02
Class A — Offering price (based on sales charge of 5.75%)	$20.18
Class B	$17.08
Class C	$17.01
Class I	$19.87

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,102)	$458,330
Income from affiliate	121,977
Securities lending	14,354

Total investment income	594,661

Expenses
Advisory fee	510,586
Distribution Plan expenses
Class A	224,952
Class B	153,151
Class C	28,185
Administrative services fee	97,577
Transfer agent fees	375,537
Trustees’ fees and expenses	2,666
Printing and postage expenses	26,006
Custodian and accounting fees	27,242
Registration and filing fees	41,574
Professional fees	10,787
Other	4,689

Total expenses	1,502,952
Less: Expense reductions	(1,668)

Net expenses	1,501,284

Net investment loss	(906,623)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	15,635,446
Net change in unrealized gains or losses on investments	478,350

Net realized and unrealized gains or losses on investments	16,113,796

Net increase in net assets resulting from operations	$15,207,173

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment loss		$(906,623)		$(1,489,117)
Net realized gains on investments		15,635,446		19,280,823
Net change in unrealized gains or losses
on investments		478,350		6,021,970

Net increase in net assets resulting from
operations		15,207,173		23,813,676

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	112,758	2,051,086	301,726	4,972,494
Class B	45,178	736,078	136,335	2,027,555
Class C	26,555	435,881	39,472	591,561
Class I	11,402	217,865	53,248	908,339

		3,440,910		8,499,949

Automatic conversion of Class B shares
to Class A shares
Class A	52,829	961,841	151,036	2,495,211
Class B	(58,759)	(961,841)	(167,022)	(2,495,211)

		0		0

Payment for shares redeemed
Class A	(986,722)	(17,967,316)	(2,733,463)	(45,244,368)
Class B	(262,667)	(4,292,604)	(842,434)	(12,580,638)
Class C	(75,422)	(1,238,915)	(260,600)	(3,896,503)
Class I	(57,510)	(1,098,668)	(177,303)	(3,049,085)

		(24,597,503)		(64,770,594)

Net decrease in net assets resulting from
capital share transactions		(21,156,593)		(56,270,645)

Total decrease in net assets		(5,949,420)		(32,456,969)
Net assets
Beginning of period		201,084,912		233,541,881

End of period		$195,135,492		$201,084,912

Undistributed net investment loss		$(925,602)		$(18,979)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Aggressive Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.50% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $18,833 to Wachovia Securities, LLC.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2006, EIS received $4,121 from the sale of Class A shares and $34,639 and $256 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $87,784,137 and $108,459,000, respectively, for the six months ended March 31, 2006.

During the six months ended March 31, 2006, the Fund loaned securities to certain brokers. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $20,320,951 and $20,767,867, respectively.

On March 31, 2006 the aggregate cost of securities for federal income tax purposes was $184,166,643. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,626,228 and $1,274,683, respectively, with a net unrealized appreciation of $36,351,545.

As of September 30, 2005, the Fund had $94,470,529 in capital loss carryovers for federal income tax purposes with $951,281 expiring in 2009, $76,159,717 expiring in 2010 and $17,359,531 expiring in 2011. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. REORGANIZATION

At a regular meeting of the Board of Trustees held on May 13, 2006, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Omega Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Omega Fund.

A special meeting of shareholders of the Fund will be held on August 21, 2006 to consider and vote on the Plan. On or about June 30, 2006, materials for this meeting will be mailed to shareholders of record on May 31, 2006.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The
Trustee	Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1991	Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former
Other directorships: None	Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson
Trustee	& Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial
DOB: 1/10/1952	District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee,
DOB: 10/23/1938	Mentor Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family;
Trustee	Director, Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln
DOB: 2/14/1939	Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee,
The Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer);
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and
DOB: 7/14/1939	Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.;
Trustee	Director, National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor
DOB: 8/26/1955	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Trustee, Mentor Funds and Cash Resource rust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant
Treasurer	Vice President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566372 rv3 5/2006

Evergreen Large Company Growth Fund

Evergreen

LARGE COMPANY GROWTH FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Company Growth Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

2

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager†:

• Maureen E. Cullinane, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

6-month return with sales charge	1.41%	2.22%	6.22%	N/A

6-month return w/o sales charge	7.65%	7.22%	7.22%	7.82%

Average annual return*

1-year with sales charge	9.46%	10.37%	14.37%	N/A

1-year w/o sales charge	16.20%	15.37%	15.37%	16.56%

5-year	0.34%	0.44%	0.83%	1.86%

10-year	6.37%	6.37%	6.37%	7.10%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

† Effective June 30, 2006, Aziz Hamzaogullari will be the portfolio manager for this fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,076.54	$ 5.85
Class B	$ 1,000.00	$ 1,072.23	$ 9.45
Class C	$ 1,000.00	$ 1,072.23	$ 9.45
Class I	$ 1,000.00	$ 1,078.20	$ 4.30
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.30	$ 5.69
Class B	$ 1,000.00	$ 1,015.81	$ 9.20
Class C	$ 1,000.00	$ 1,015.81	$ 9.20
Class I	$ 1,000.00	$ 1,020.79	$ 4.18

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.13% for Class A, 1.83% for Class B, 1.83% for Class C and 0.83% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.66	$ 5.96	$5.52	$4.68	$ 5.60	$12.64

Income from investment operations
Net investment income (loss)	0[1]	0.01[1]	(0.02)[1]	(0.02)[1]	(0.02)[1]	(0.01)
Net realized and unrealized gains or losses on investments	0.51	0.69	0.46	0.86	(0.90)	(4.40)

Total from investment operations	0.51	0.70	0.44	0.84	(0.92)	(4.41)

Distributions to shareholders from
Net investment income	(0.01)	0	0	0	0	0
Net realized gains	0	0	0	0	0	(2.63)

Total distributions to shareholders	(0.01)	0	0	0	0	(2.63)

Net asset value, end of period	$7.16	$ 6.66	$5.96	$5.52	$ 4.68	$ 5.60

Total return[2]	7.65%	11.74%	7.97%	17.95%	(16.43%)	(41.80%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 375	$ 371	$ 400	$413	$ 392	$ 534
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%[3]	1.15%	1.18%	1.20%	1.12%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	1.13%[3]	1.15%	1.18%	1.20%	1.12%	1.01%
Net investment income (loss)	(0.07%)[3]	0.18%	(0.36%)	(0.35%)	(0.32%)	(0.15%)
Portfolio turnover rate	46%	120%	106%	206%	163%	184%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.23	$ 5.61	$5.23	$4.47	$ 5.38	$12.34

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]	(0.02)
Net realized and unrealized gains or losses on investments	0.47	0.65	0.44	0.81	(0.85)	(4.31)

Total from investment operations	0.45	0.62	0.38	0.76	(0.91)	(4.33)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(2.63)

Net asset value, end of period	$6.68	$ 6.23	$5.61	$5.23	$ 4.47	$ 5.38

Total return[2]	7.22%	11.05%	7.27%	17.00%	(16.91%)	(42.28%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 21	$ 22	$ 27	$27	$ 24	$ 43
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.83%[3]	1.85%	1.88%	1.92%	1.86%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.83%[3]	1.85%	1.88%	1.92%	1.86%	1.76%
Net investment income (loss)	(0.77%)[3]	(0.50%)	(1.07%)	(1.07%)	(1.07%)	(0.90%)
Portfolio turnover rate	46%	120%	106%	206%	163%	184%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.23	$ 5.61	$ 5.24	$4.47	$ 5.39	$12.35

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]	(0.03)
Net realized and unrealized gains or losses on investments	0.47	0.65	0.43	0.82	(0.86)	(4.30)

Total from investment operations	0.45	0.62	0.37	0.77	(0.92)	(4.33)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(2.63)

Net asset value, end of period	$6.68	$ 6.23	$ 5.61	$5.24	$ 4.47	$ 5.39

Total return[2]	7.22%	11.05%	7.06%	17.23%	(17.07%)	(42.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,261	$8,799	$8,778	$8,059	$5,491	$5,690
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.83%[3]	1.85%	1.88%	1.92%	1.87%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.83%[3]	1.85%	1.88%	1.92%	1.87%	1.76%
Net investment income (loss)	(0.76%)[3]	(0.53%)	(1.06%)	(1.08%)	(1.06%)	(0.88%)
Portfolio turnover rate	46%	120%	106%	206%	163%	184%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.67	$ 5.94	$ 5.49	$ 4.64	$ 5.54	$12.51

Income from investment operations
Net investment income (loss)	0.01[2]	0.03[2]	0[2]	(0.01)[2]	0[2]	0
Net realized and unrealized gains or losses on investments	0.51	0.70	0.45	0.86	(0.90)	(4.34)

Total from investment operations	0.52	0.73	0.45	0.85	(0.90)	(4.34)

Distributions to shareholders from
Net investment income	(0.03)	0	0	0	0	0
Net realized gains	0	0	0	0	0	(2.63)

Total distributions to shareholders	(0.03)	0	0	0	0	(2.63)

Net asset value, end of period	$7.16	$ 6.67	$ 5.94	$ 5.49	$ 4.64	$ 5.54

Total return	7.82%	12.29%	8.20%	18.32%	(16.25%)	(41.65%)

Ratios and supplemental data
Net assets, end of period (thousands)	$16,253	$14,685	$15,323	$9,793	$2,166	$1,604
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[3]	0.85%	0.88%	0.92%	0.88%	0.76%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%[3]	0.85%	0.88%	0.92%	0.88%	0.76%
Net investment income (loss)	0.24%[3]	0.49%	(0.05%)	(0.13%)	(0.05%)	0.11%
Portfolio turnover rate	46%	120%	106%	206%	163%	184%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 15.6%
Hotels, Restaurants & Leisure 1.6%
Starbucks Corp. *	30,000	$1,129,200
Starwood Hotels & Resorts Worldwide, Inc., Class B	80,000	5,418,400

		6,547,600

Internet & Catalog Retail 1.8%
Amazon.com, Inc. * (p)	58,000	2,117,580
eBay, Inc. *	143,000	5,585,580

		7,703,160

Media 1.8%
DIRECTV Group, Inc. *	95,000	1,558,000
Lamar Advertising Co., Class A * (p)	70,000	3,683,400
News Corp., Class A	145,000	2,408,450

		7,649,850

Multi-line Retail 3.8%
J.C. Penney Co., Inc.	105,000	6,343,050
Nordstrom, Inc.	118,000	4,623,240
Takashimaya Co., Ltd.	140,000	2,133,265
Target Corp.	60,000	3,120,600

		16,220,155

Specialty Retail 5.0%
Best Buy Co., Inc.	157,500	8,808,975
Chico’s FAS, Inc. *	245,000	9,956,800
Yamada Denki Co., Ltd.	20,200	2,328,229

		21,094,004

Textiles, Apparel & Luxury Goods 1.6%
Coach, Inc. *	192,000	6,639,360

CONSUMER STAPLES 6.7%
Beverages 1.8%
Diageo plc, ADR (p)	60,000	3,805,800
PepsiCo, Inc.	67,000	3,871,930

		7,677,730

Food & Staples Retailing 1.5%
Wal-Mart Stores, Inc.	135,000	6,377,400

Household Products 3.4%
Procter & Gamble Co.	245,000	14,116,900

ENERGY 10.1%
Energy Equipment & Services 5.7%
Diamond Offshore Drilling, Inc. (p)	80,000	7,160,000
ENSCO International, Inc.	50,000	2,572,500
Grant Prideco, Inc. *	40,000	1,713,600

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Halliburton Co.	50,000	$3,651,000
Schlumberger, Ltd.	70,000	8,859,900

		23,957,000

Oil, Gas & Consumable Fuels 4.4%
Apache Corp.	58,110	3,806,786
Exxon Mobil Corp.	70,000	4,260,200
Peabody Energy Corp.	130,000	6,553,300
XTO Energy, Inc.	92,133	4,014,235

		18,634,521

FINANCIALS 8.2%
Capital Markets 1.9%
Goldman Sachs Group, Inc.	28,000	4,394,880
Legg Mason, Inc.	27,500	3,446,575

		7,841,455

Commercial Banks 1.3%
Mitsubishi UFJ Financial Group, Inc.	180	2,751,943
Mizuho Financial Group, Inc.	342	2,797,350

		5,549,293

Consumer Finance 0.5%
SLM Corp.	40,000	2,077,600

Insurance 3.5%
American International Group, Inc.	95,000	6,278,550
Mitsui Sumitomo Insurance Co., Ltd.	190,000	2,583,683
Prudential Financial, Inc.	80,000	6,064,800

		14,927,033

Real Estate 0.7%
Mitsubishi Estate Co., Ltd.	118,000	2,796,280

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp.	35,000	1,284,500

HEALTH CARE 21.8%
Biotechnology 3.8%
Amgen, Inc. *	95,000	6,911,250
Biogen Idec, Inc. *	155,000	7,300,500
PDL BioPharma, Inc. * (p)	50,000	1,640,000

		15,851,750

Health Care Equipment & Supplies 3.4%
Alcon, Inc.	35,000	3,649,100
Medtronic, Inc.	114,300	5,800,725
St. Jude Medical, Inc. *	121,000	4,961,000

		14,410,825

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 6.2%
Aetna, Inc.	124,000	$6,093,360
Cardinal Health, Inc.	105,000	7,824,600
Caremark Rx, Inc. *	120,000	5,901,600
WellPoint, Inc. *	82,000	6,349,260

		26,168,820

Pharmaceuticals 8.4%
Eli Lilly & Co.	66,000	3,649,800
Endo Pharmaceuticals Holdings, Inc. *	140,000	4,593,400
Johnson & Johnson	75,000	4,441,500
Kos Pharmaceuticals, Inc. * (p)	25,000	1,194,250
Novartis AG, ADR	120,000	6,652,800
Pfizer, Inc.	165,000	4,111,800
Teva Pharmaceutical Industries, Ltd., ADR	152,000	6,259,360
Wyeth	95,000	4,609,400

		35,512,310

INDUSTRIALS 10.2%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	65,600	4,928,528
United Technologies Corp.	85,000	4,927,450

		9,855,978

Commercial Services & Supplies 0.5%
Cintas Corp.	50,000	2,131,000

Electrical Equipment 1.9%
Cooper Industries, Inc., Class A	90,000	7,821,000

Industrial Conglomerates 2.0%
General Electric Co.	246,300	8,566,314

Machinery 3.5%
Deere & Co.	27,000	2,134,350
Fanuc, Ltd.	29,900	2,877,369
Ishikawajima-Harima Heavy Industries Co., Ltd.	830,000	2,629,549
Komatsu, Ltd.	150,000	2,860,237
Pall Corp.	140,000	4,366,600

		14,868,105

INFORMATION TECHNOLOGY 22.8%
Communications Equipment 8.2%
Cisco Systems, Inc. *	678,000	14,692,260
Motorola, Inc.	265,000	6,071,150
QUALCOMM, Inc.	277,000	14,018,970

		34,782,380

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.6%
Apple Computer, Inc. *	63,500	$3,982,720
Dell, Inc. *	90,000	2,678,400

		6,661,120

Internet Software & Services 2.5%
Google, Inc., Class A *	26,700	10,413,000

IT Services 2.2%
Accenture, Ltd., Class A	140,000	4,209,800
Cognizant Technology Solutions Corp., Class A *	83,600	4,973,364

		9,183,164

Semiconductors & Semiconductor Equipment 3.5%
KLA-Tencor Corp.	85,000	4,110,600
Marvell Technology Group, Ltd. *	35,000	1,893,500
Micron Technology, Inc. *	381,800	5,620,096
Xilinx, Inc.	125,000	3,182,500

		14,806,696

Software 4.8%
Cadence Design Systems, Inc. *	375,000	6,933,750
Microsoft Corp.	333,700	9,079,977
Oracle Corp. *	304,500	4,168,605

		20,182,332

MATERIALS 3.2%
Chemicals 0.6%
Toray Industries, Inc.	320,000	2,620,122

Construction Materials 1.3%
Martin Marietta Materials, Inc.	50,000	5,351,500

Metals & Mining 1.3%
Barrick Gold Corp.	16,000	435,840
BHP Billiton, Ltd (p)	85,000	3,387,250
Gold Fields, Ltd., ADR (p)	30,000	659,400
Meridian Gold, Inc. * (p)	12,000	355,800
Newmont Mining Corp.	10,000	518,900
Randgold Resources, Ltd., ADR * (p)	17,000	308,890

		5,666,080

Total Common Stocks (cost $347,900,941)		415,946,337

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 7.0%
MUTUAL FUND SHARES 7.0%
Evergreen Institutional U.S. Government Money Market Fund ø	8,691,234	$8,691,234
Navigator Prime Portfolio (pp)	20,721,157	20,721,157

Total Short-Term Investments (cost $29,412,391)		29,412,391

Total Investments (cost $377,313,332) 105.6%		445,358,728
Other Assets and Liabilities (5.6%)		(23,675,153)

Net Assets 100.0%		$421,683,575

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2006:
Information Technology	23.1%
Health Care	22.1%
Consumer Discretionary	15.8%
Industrials	10.4%
Energy	10.2%
Financials	8.3%
Consumer Staples	6.8%
Materials	3.3%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $368,622,098) including $20,128,092 of securities
loaned	$436,667,494
Investments in affiliated money market fund, at value (cost $8,691,234)	8,691,234

Total investments	445,358,728
Foreign currency, at value (cost $15)	15
Receivable for securities sold	4,848,063
Receivable for Fund shares sold	36,467
Dividends receivable	423,603
Receivable for securities lending income	6,456
Prepaid expenses and other assets	83,740

Total assets	450,757,072

Liabilities
Payable for securities purchased	7,836,688
Payable for Fund shares redeemed	405,977
Payable for securities on loan	20,721,157
Advisory fee payable	17,753
Distribution Plan expenses payable	11,788
Due to other related parties	3,435
Accrued expenses and other liabilities	76,699

Total liabilities	29,073,497

Net assets	$421,683,575

Net assets represented by
Paid-in capital	$480,780,566
Overdistributed net investment loss	(266,709)
Accumulated net realized losses on investments	(126,882,179)
Net unrealized gains on investments	68,051,897

Total net assets	$421,683,575

Net assets consists of
Class A	$375,185,231
Class B	20,984,728
Class C	9,260,674
Class I	16,252,942

Total net assets	$421,683,575

Shares outstanding (unlimited number of shares authorized)
Class A	52,373,507
Class B	3,140,709
Class C	1,386,217
Class I	2,270,885

Net asset value per share
Class A	$7.16
Class A — Offering price (based on sales charge of 5.75%)	$7.60
Class B	$6.68
Class C	$6.68
Class I	$7.16

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $22,370)	$1,996,447
Income from affiliate	221,273
Securities lending	16,231

Total investment income	2,233,951

Expenses
Advisory fee	1,071,011
Distribution Plan expenses
Class A	560,962
Class B	107,039
Class C	45,653
Administrative services fee	208,688
Transfer agent fees	335,702
Trustees’ fees and expenses	3,112
Printing and postage expenses	24,338
Custodian and accounting fees	61,066
Registration and filing fees	22,718
Professional fees	14,107
Other	5,501

Total expenses	2,459,897
Less: Expense reductions	(3,539)

Net expenses	2,456,358

Net investment loss	(222,407)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	26,727,747
Foreign currency related transactions	(13,486)

Net realized gains on investments	26,714,261
Net change in unrealized gains or losses on investments	4,566,569

Net realized and unrealized gains or losses on investments	31,280,830

Net increase in net assets resulting from operations	$31,058,423

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment income (loss)		$(222,407)		$603,376
Net realized gains on investments		26,714,261		36,655,703
Net change in unrealized gains or losses
on investments		4,566,569		11,193,786

Net increase in net assets resulting from
operations		31,058,423		48,452,865

Distributions to shareholders from
Net investment income
Class A		(521,163)		0
Class I		(67,358)		0

Total distributions to shareholders		(588,521)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	473,432	3,279,664	1,211,193	7,596,139
Class B	213,177	1,379,457	412,201	2,426,202
Class C	195,953	1,260,610	218,706	1,291,479
Class I	166,939	1,159,687	422,149	2,638,903

		7,079,418		13,952,723

Net asset value of shares issued in
reinvestment of distributions
Class A	63,733	448,678	0	0
Class I	701	4,927	0	0

		453,605		0

Automatic conversion of Class B shares
to Class A shares
Class A	172,344	1,195,577	372,876	2,352,046
Class B	(184,635)	(1,195,577)	(397,605)	(2,352,046)

		0		0

Payment for shares redeemed
Class A	(4,013,874)	(27,900,244)	(13,027,290)	(81,996,053)
Class B	(412,926)	(2,652,987)	(1,317,462)	(7,764,454)
Class C	(223,100)	(1,436,199)	(371,289)	(2,188,076)
Class I	(99,671)	(689,941)	(797,932)	(5,036,493)

		(32,679,371)		(96,985,076)

Net decrease in net assets resulting from
capital share transactions		(25,146,348)		(83,032,353)

Total increase (decrease) in net assets		5,323,554		(34,579,488)
Net assets
Beginning of period		416,360,021		450,939,509

End of period	$ 421,683,575		$ 416,360,021

Undistributed (overdistributed) net
investment income (loss)		$(266,709)		$544,219

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $36,553 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2006, EIS received $3,809 from the sale of Class A shares and $20,780 and $78 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $189,049,583 and $207,320,840, respectively, for the six months ended March 31, 2006.

During the six months ended March 31, 2006, the Fund loaned securities to certain brokers. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $20,128,092 and $20,721,157, respectively.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $377,524,512. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,205,248 and $4,371,032 respectively, with a net unrealized appreciation of $67,834,216.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of September 30, 2005, the Fund had $152,892,972 in capital loss carryovers for federal income tax purposes with $115,016,745 expiring in 2010, and $37,876,227 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

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25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566380 rv3 5/2006

Evergreen Mid Cap Growth Fund

Evergreen

MID CAP GROWTH FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Mid Cap Growth Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

2

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager†:

• J. Gary Craven, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935
	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

6-month return with sales charge	1.91%	2.48%	6.68%	N/A

6-month return w/o sales charge	8.09%	7.48%	7.68%	8.05%

Average annual return*

1-year with sales charge	8.89%	9.47%	13.68%	N/A

1-year w/o sales charge	15.52%	14.47%	14.68%	15.71%

5-year	6.86%	6.99%	7.44%	8.43%

10-year	4.49%	4.49%	4.51%	5.34%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

† Effective June 30, 2006, Donald Bisson will be the portfolio manager for this fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,080.88	$ 5.65
Class B	$ 1,000.00	$ 1,074.80	$ 9.26
Class C	$ 1,000.00	$ 1,076.77	$ 9.27
Class I	$ 1,000.00	$ 1,080.50	$ 4.10
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.50	$ 5.49
Class B	$ 1,000.00	$ 1,016.01	$ 9.00
Class C	$ 1,000.00	$ 1,016.01	$ 9.00
Class I	$ 1,000.00	$ 1,020.99	$ 3.98

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.09% for Class A, 1.79% for Class B, 1.79% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$5.44	$ 4.65	$4.25	$ 2.98	$ 3.48	$10.57

Income from investment operations
Net investment income (loss)	(0.01)	(0.03)	(0.03)	(0.03)[1]	(0.03)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	0.45	0.82	0.43	1.30	(0.47)	(3.73)

Total from investment operations	0.44	0.79	0.40	1.27	(0.50)	(3.75)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(3.34)

Net asset value, end of period	$5.88	$ 5.44	$4.65	$ 4.25	$ 2.98	$ 3.48

Total return[2]	8.09%	16.99%	9.41%	42.62%	(14.37%)	(46.35%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 571	$ 564	$ 549	$ 544	$ 460	$ 574
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.09%[3]	1.13%	1.16%	1.22%	1.18%	1.05%
Expenses excluding waivers/reimbursements
and expense reductions	1.09%[3]	1.13%	1.16%	1.22%	1.18%	1.05%
Net investment income (loss)	(0.44%)[3]	(0.68%)	(0.75%)	(0.84%)	(0.67%)	(0.41%)
Portfolio turnover rate	57%	141%	140%	221%	179%	181%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$5.08	$ 4.37	$4.02	$ 2.84	$ 3.35	$10.35

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.07)[1]	(0.08)	(0.05)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.41	0.78	0.43	1.23	(0.46)	(3.60)

Total from investment operations	0.38	0.71	0.35	1.18	(0.51)	(3.66)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(3.34)

Net asset value, end of period	$5.46	$ 5.08	$4.37	$ 4.02	$ 2.84	$ 3.35

Total return[2]	7.48%	16.25%	8.71%	41.55%	(15.22%)	(46.54%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 25	$ 27	$ 30	$ 28	$ 21	$ 35
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[3]	1.83%	1.86%	1.94%	1.92%	1.80%
Expenses excluding waivers/reimbursements
and expense reductions	1.79%[3]	1.83%	1.86%	1.94%	1.92%	1.80%
Net investment income (loss)	(1.14%)[3]	(1.38%)	(1.45%)	(1.56%)	(1.43%)	(1.17%)
Portfolio turnover rate	57%	141%	140%	221%	179%	181%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 5.08	$ 4.37	$ 4.02	$ 2.85	$ 3.35	$10.36

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.07)[1]	(0.07)	(0.05)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.42	0.78	0.42	1.22	(0.45)	(3.61)

Total from investment operations	0.39	0.71	0.35	1.17	(0.50)	(3.67)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(3.34)

Net asset value, end of period	$5.47	$ 5.08	$4.37	$ 4.02	$ 2.85	$ 3.35

Total return[2]	7.68%	16.25%	8.71%	41.05%	(14.93%)	(46.60%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 7	$ 7	$ 8	$ 8	$ 4	$ 4
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[3]	1.83%	1.86%	1.94%	1.92%	1.80%
Expenses excluding waivers/reimbursements
and expense reductions	1.79%[3]	1.83%	1.86%	1.94%	1.92%	1.80%
Net investment income (loss)	(1.15%)[3]	(1.38%)	(1.45%)	(1.56%)	(1.43%)	(1.18%)
Portfolio turnover rate	57%	141%	140%	221%	179%	181%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 5.59	$ 4.76	$ 4.33	$ 3.03	$ 3.54	$10.64

Income from investment operations
Net investment income (loss)	(0.01)	(0.02)	(0.02)[2]	(0.02)[2]	(0.02)[2]	(0.01)[2]
Net realized and unrealized gains or losses on investments	0.46	0.85	0.45	1.32	(0.49)	(3.75)

Total from investment operations	0.45	0.83	0.43	1.30	(0.51)	(3.76)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(3.34)

Net asset value, end of period	$6.04	$ 5.59	$4.76	$ 4.33	$ 3.03	$ 3.54

Total return	8.05%	17.44%	9.93%	42.90%	(14.41%)	(46.06%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 126	$ 86	$ 41	$ 4	$ 2	$ 2
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%[3]	0.83%	0.86%	0.94%	0.93%	0.80%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%[3]	0.83%	0.86%	0.94%	0.93%	0.80%
Net investment income (loss)	(0.14%)[3]	(0.38%)	(0.42%)	(0.54%)	(0.43%)	(0.18%)
Portfolio turnover rate	57%	141%	140%	221%	179%	181%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 17.3%
Diversified Consumer Services 1.3%
Strayer Education, Inc. (P)	96,200	$ 9,837,412

Hotels, Restaurants & Leisure 3.7%
Starwood Hotels & Resorts Worldwide, Inc., Class B	129,900	8,798,127
Station Casinos, Inc.	112,000	8,889,440
Yum! Brands, Inc.	187,000	9,136,820

		26,824,387

Media 1.3%
Lamar Advertising Co., Class A * (P)	178,000	9,366,360

Specialty Retail 8.3%
Abercrombie & Fitch Co., Class A	258,200	15,053,060
American Eagle Outfitters, Inc.	352,300	10,519,678
Chico’s FAS, Inc. *	486,600	19,775,424
Claire’s Stores, Inc.	425,400	15,446,274

		60,794,436

Textiles, Apparel & Luxury Goods 2.7%
Coach, Inc. *	558,722	19,320,607

CONSUMER STAPLES 3.0%
Food & Staples Retailing 1.2%
United Natural Foods, Inc. * (P)	242,853	8,492,569

Food Products 1.8%
McCormick & Co., Inc.	399,600	13,530,456

ENERGY 9.8%
Energy Equipment & Services 4.6%
Cooper Cameron Corp. *	216,600	9,547,728
Diamond Offshore Drilling, Inc. (P)	165,200	14,785,400
National Oilwell Varco, Inc. *	145,000	9,297,400

		33,630,528

Oil, Gas & Consumable Fuels 5.2%
Chesapeake Energy Corp. (P)	340,700	10,701,387
Southwestern Energy Co. *	203,600	6,553,884
Ultra Petroleum Corp. *	129,100	8,044,221
XTO Energy, Inc.	280,000	12,199,600

		37,499,092

FINANCIALS 6.6%
Capital Markets 1.7%
Affiliated Managers Group, Inc. * (P)	118,049	12,585,204

Diversified Financial Services 1.4%
Nasdaq Stock Market, Inc. *	244,900	9,805,796

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.0%
W.R. Berkley Corp.	125,300	$ 7,274,918

Real Estate 1.2%
Forest City Enterprises, Inc.	183,089	8,632,646

Thrifts & Mortgage Finance 1.3%
People’s Bank	297,900	9,756,225

HEALTH CARE 16.3%
Biotechnology 4.9%
Martek Biosciences Corp. * (P)	284,861	9,351,987
OSI Pharmaceuticals, Inc. * (P)	414,493	13,305,225
PDL BioPharma, Inc. * (P)	389,796	12,785,309

		35,442,521

Health Care Equipment & Supplies 3.2%
Advanced Medical Optics, Inc. * (P)	145,000	6,762,800
Biomet, Inc.	206,200	7,324,224
C.R. Bard, Inc.	137,500	9,323,875

		23,410,899

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	150,200	7,250,154
Coventry Health Care, Inc. *	108,628	5,863,739
DaVita, Inc. *	163,500	9,844,335
Manor Care, Inc.	237,747	10,544,080

		33,502,308

Pharmaceuticals 3.6%
Allergan, Inc.	82,200	8,918,700
Biovail Corp.	342,400	8,337,440
Kos Pharmaceuticals, Inc. *	187,100	8,937,767

		26,193,907

INDUSTRIALS 9.8%
Commercial Services & Supplies 2.4%
ChoicePoint, Inc. *	219,084	9,804,009
Monster Worldwide, Inc. *	162,100	8,082,306

		17,886,315

Construction & Engineering 2.8%
Granite Construction, Inc. (P)	209,300	10,188,724
McDermott International, Inc. *	185,800	10,116,810

		20,305,534

Electrical Equipment 1.2%
Roper Industries, Inc.	179,200	8,714,496

Industrial Conglomerates 1.1%
Walter Industries, Inc. (P)	119,200	7,941,104

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.3%
ITT Industries, Inc.	154,600	$ 8,691,612
Manitowoc Co. (P)	90,400	8,239,960

		16,931,572

INFORMATION TECHNOLOGY 26.9%
Communications Equipment 4.2%
Comverse Technology, Inc. *	398,800	9,383,764
Juniper Networks, Inc. *	485,500	9,282,760
Sonus Networks, Inc. * (P)	2,182,922	11,962,412

		30,628,936

Electronic Equipment & Instruments 2.6%
Amphenol Corp., Class A	178,100	9,293,258
CDW Corp.	167,900	9,880,915

		19,174,173

Internet Software & Services 6.5%
Akamai Technologies, Inc. * (P)	544,000	17,892,160
CNET Networks, Inc. * (P)	1,139,500	16,192,295
Openwave Systems, Inc. * (P)	602,200	12,995,476

		47,079,931

IT Services 2.9%
BearingPoint, Inc. * (P)	1,130,600	9,598,794
Cognizant Technology Solutions Corp., Class A *	198,100	11,784,969

		21,383,763

Semiconductors & Semiconductor Equipment 7.4%
ATI Technologies, Inc. (P)	803,600	13,805,848
Fairchild Semiconductor International, Inc., Class A *	489,700	9,338,579
MEMC Electronic Materials, Inc. *	290,300	10,717,876
Micron Technology, Inc. *	700,600	10,312,832
Xilinx, Inc.	373,300	9,504,218

		53,679,353

Software 3.3%
Activision, Inc. *	999,066	13,777,120
Amdocs, Ltd. *	292,700	10,554,762

		24,331,882

MATERIALS 5.6%
Chemicals 1.1%
NOVA Chemicals Corp. (P)	266,400	7,592,400

Construction Materials 1.2%
Hanson plc	679,331	8,902,307

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 3.3%
Freeport-McMoRan Copper & Gold, Inc., Class B	158,600	$ 9,479,522
Inco, Ltd. (P)	296,400	14,787,396

		24,266,918

TELECOMMUNICATION SERVICES 3.8%
Wireless Telecommunication Services 3.8%
Leap Wireless International, Inc. *	366,114	15,958,909
NII Holdings, Inc., Class B * (P)	203,332	11,990,488

		27,949,397

Total Common Stocks (cost $566,098,350)		722,668,352

SHORT-TERM INVESTMENTS 26.4%
MUTUAL FUND SHARES 26.4%
Evergreen Institutional Money Market Fund ø	2,252,510	2,252,510
Navigator Prime Portfolio (P)(P)	190,139,966	190,139,966

Total Short-Term Investments (cost $192,392,476)		192,392,476

Total Investments (cost $758,490,826) 125.5%		915,060,828
Other Assets and Liabilities (25.5%)		(185,863,415)

Net Assets 100.0%		$729,197,413

*	Non-income producing security
(P)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(PP)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2006:

Information Technology	27.2%
Consumer Discretionary	17.5%
Health Care	16.4%
Industrials	9.9%
Energy	9.8%
Financials	6.7%
Materials	5.6%
Telecommunication Services	3.9%
Consumer Staples	3.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $756,238,316) including $185,536,993 of
securities loaned	$ 912,808,318
Investments in affiliated money market fund, at value (cost $2,252,510)	2,252,510

Total investments	915,060,828
Foreign currency, at value (cost $19)	18
Receivable for securities sold	18,816,354
Receivable for Fund shares sold	464,989
Dividends receivable	215,553
Receivable for securities lending income	16,533
Prepaid expenses and other assets	88,273

Total assets	934,662,548

Liabilities
Payable for securities purchased	14,299,385
Payable for Fund shares redeemed	806,249
Payable for securities on loan	190,139,966
Advisory fee payable	27,772
Distribution Plan expenses payable	16,787
Due to other related parties	7,018
Accrued expenses and other liabilities	167,958

Total liabilities	205,465,135

Net assets	$ 729,197,413

Net assets represented by
Paid-in capital	$ 671,866,339
Undistributed net investment loss	(1,536,286)
Accumulated net realized losses on investments	(97,702,641)
Net unrealized gains on investments	156,570,001

Total net assets	$ 729,197,413

Net assets consists of
Class A	$ 570,899,956
Class B	25,300,071
Class C	7,320,184
Class I	125,677,202

Total net assets	$ 729,197,413

Shares outstanding (unlimited number of shares authorized)
Class A	97,171,224
Class B	4,630,451
Class C	1,339,300
Class I	20,806,524

Net asset value per share
Class A	$5.88
Class A — Offering price (based on sales charge of 5.75%)	$6.24
Class B	$5.46
Class C	$5.47
Class I	$6.04

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $40,090)	$ 1,926,462
Securities lending	148,172
Income from affiliate	126,046

Total investment income	2,200,680

Expenses
Advisory fee	1,608,173
Distribution Plan expenses
Class A	825,647
Class B	126,442
Class C	34,589
Administrative services fee	340,674
Transfer agent fees	503,250
Trustees’ fees and expenses	4,973
Printing and postage expenses	70,379
Custodian and accounting fees	94,913
Registration and filing fees	28,133
Professional fees	44,032
Interest expense	534
Other	8,123

Total expenses	3,689,862
Less: Expense reductions	(8,178)

Net expenses	3,681,684

Net investment loss	(1,481,004)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	6,314,992
Foreign currency related transactions	(1,330)

Net realized gains on investments	6,313,662
Net change in unrealized gains or losses on investments	49,492,893

Net realized and unrealized gains or losses on investments	55,806,555

Net increase in net assets resulting from operations	$ 54,325,551

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment loss	$ (1,481,004)		$ (4,592,286)
Net realized gains on investments		6,313,662		74,376,269
Net change in unrealized gains or
losses on investments		49,492,893		35,752,054

Net increase in net assets resulting
from operations		54,325,551		105,536,037

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,794,765	15,344,858	6,614,416	33,316,552
Class B	262,942	1,337,455	671,050	3,189,323
Class C	102,136	528,211	209,123	988,926
Class I	8,094,394	44,705,031	13,802,505	70,233,789

		61,915,555		107,728,590

Automatic conversion of Class B
shares to Class A shares
Class A	218,493	1,195,685	432,239	2,198,022
Class B	(234,451)	(1,195,685)	(461,414)	(2,198,022)

		0		0

Payment for shares redeemed
Class A	(9,512,780)	(52,007,732)	(21,351,778)	(108,291,619)
Class B	(664,266)	(3,400,388)	(1,700,348)	(8,098,661)
Class C	(223,691)	(1,115,895)	(659,515)	(3,112,643)
Class I	(2,645,256)	(15,051,400)	(7,045,533)	(36,693,700)

		(71,575,415)		(156,196,623)

Net decrease in net assets resulting
from capital share transactions		(9,659,860)		(48,468,033)

Total increase in net assets		44,665,691		57,068,004
Net assets
Beginning of period		684,531,722		627,463,718

End of period	$ 729,197,413		$ 684,531,722

Undistributed net investment loss	$ (1,536,286)		$ (55,282)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $46,615 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2006, EIS received $5,039 from the sale of Class A shares and $22,328 and $216 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $388,606,103 and $394,768,643, respectively, for the six months ended March 31, 2006.

During the six months ended March 31, 2006 the Fund loaned securities to certain brokers. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $185,536,993 and $190,139,966, respectively.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $760,232,244. The gross unrealized appreciation and depreciation on securities based on tax cost was $162,907,999 and $8,079,415, respectively, with a net unrealized appreciation of $154,828,584.

As of September 30, 2005, the Fund had $103,063,826 in capital loss carryovers for federal income tax purposes with $95,514,970 expiring in 2010 and $7,548,856 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2005, the Fund incurred and elected to defer post-October currency losses of $2,084.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2006, the Fund had average borrowings outstanding of $10,410 (on an annualized basis) at an average rate of 5.13% and paid interest of $534.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

569842 rv2 5/2006

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569842 rv2 5/2006

Evergreen Omega Fund

Evergreen

OMEGA FUND

Semiannual Report
as of March 31, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Omega Fund, which covers the six-month period ended March 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Yet energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles after the hurricane-related weakness.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise its target for the federal funds rate throughout the period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. The Fed remained very transparent about the direction of monetary policy, and long-term market interest rates responded, once again, by moving lower at the end of 2005. The extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

The low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better-than-forecast profits, further supporting equities, and the market’s expectation of an end to Fed tightening enhanced this trend. Throughout it all, our equity analysts continued to search for companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from

2

LETTER TO SHAREHOLDERS continued

our portfolio managers, while the improving trend for dividends enhanced total return in many of our equity portfolios.

As always, we continue to recommend a full diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager†:

• Maureen E. Cullinane, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

6-month return with sales charge	0.66%	1.45%	5.48%	N/A	N/A

6-month return w/o sales charge	6.81%	6.45%	6.48%	7.01%	6.72%

Average annual return*

1-year with sales charge	7.70%	8.48%	12.49%	N/A	N/A

1-year w/o sales charge	14.29%	13.48%	13.49%	14.61%	14.06%

5-year	2.16%	2.28%	2.64%	3.67%	3.29%

10-year	7.18%	7.01%	7.01%	8.06%	7.77%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

† Effective June 30, 2006, Aziz Hamzaogullari will be the portfolio manager for this fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,068.13	$7.32
Class B	$ 1,000.00	$ 1,064.54	$ 10.91
Class C	$ 1,000.00	$ 1,064.84	$ 10.91
Class I	$ 1,000.00	$ 1,070.11	$5.78
Class R	$ 1,000.00	$ 1,067.16	$8.35
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.85	$7.14
Class B	$ 1,000.00	$ 1,014.36	$ 10.65
Class C	$ 1,000.00	$ 1,014.36	$ 10.65
Class I	$ 1,000.00	$ 1,019.35	$5.64
Class R	$ 1,000.00	$ 1,016.85	$8.15

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.42% for Class A, 2.12% for Class B, 2.12% for Class C, 1.12% for Class I and 1.62% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$25.54	$ 23.00	$ 21.07	$16.69	$ 20.43	$ 38.93

Income from investment operations
Net investment income (loss)	(0.08)[1]	(0.12)[1]	(0.22)	(0.20)[1]	(0.20)[1]	(0.19)[1]
Net realized and unrealized gains or losses on investments	1.82	2.66	2.15	4.58	(3.54)	(16.67)

Total from investment operations	1.74	2.54	1.93	4.38	(3.74)	(16.86)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.64)

Net asset value, end of period	$27.28	$ 25.54	$ 23.00	$21.07	$ 16.69	$ 20.43

Total return[2]	6.81%	11.04%	9.16%	26.24%	(18.31%)	(44.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$442,347	$449,639	$485,315	$441,808	$374,196	$504,419
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.42%[3]	1.44%	1.49%	1.67%	1.52%	1.31%
Expenses excluding waivers/reimbursements
and expense reductions	1.49%[3]	1.48%	1.51%	1.67%	1.52%	1.31%
Net investment income (loss)	(0.65%)[3]	(0.49%)	(0.92%)	(1.11%)	(0.97%)	(0.74%)
Portfolio turnover rate	46%	134%	159%	206%	170%	198%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$22.62	$ 20.51	$ 18.92	$15.10	$ 18.62	$ 35.92

Income from investment operations
Net investment income (loss)	(0.16)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]	(0.36)[1]
Net realized and unrealized gains or losses on investments	1.62	2.36	1.93	4.12	(3.19)	(15.30)

Total from investment operations	1.46	2.11	1.59	3.82	(3.52)	(15.66)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.64)

Net asset value, end of period	$24.08	$ 22.62	$ 20.51	$18.92	$ 15.10	$ 18.62

Total return[2]	6.45%	10.29%	8.40%	25.30%	(18.90%)	(45.09%)

Ratios and supplemental data
Net assets, end of period (thousands)	$397,258	$437,122	$542,897	$578,129	$535,527	$778,976
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.12%[3]	2.14%	2.19%	2.39%	2.27%	2.06%
Expenses excluding waivers/reimbursements
and expense reductions	2.19%[3]	2.18%	2.21%	2.39%	2.27%	2.06%
Net investment income (loss)	(1.35%)[3]	(1.17%)	(1.62%)	(1.83%)	(1.73%)	(1.49%)
Portfolio turnover rate	46%	134%	159%	206%	170%	198%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$22.67	$ 20.57	$ 18.97	$15.14	$ 18.67	$ 36.01

Income from investment operations
Net investment income (loss)	(0.16)[1]	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]	(0.36)[1]
Net realized and unrealized gains or losses on investments	1.63	2.35	1.94	4.13	(3.20)	(15.34)

Total from investment operations	1.47	2.10	1.60	3.83	(3.53)	(15.70)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.64)

Net asset value, end of period	$24.14	$ 22.67	$ 20.57	$18.97	$ 15.14	$ 18.67

Total return[2]	6.48%	10.21%	8.43%	25.30%	(18.91%)	(45.09%)

Ratios and supplemental data
Net assets, end of period (thousands)	$80,583	$92,223	$128,964	$133,551	$126,367	$189,191
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.12%[3]	2.14%	2.19%	2.39%	2.27%	2.07%
Expenses excluding waivers/reimbursements
and expense reductions	2.19%[3]	2.18%	2.21%	2.39%	2.27%	2.07%
Net investment income (loss)	(1.35%)[3]	(1.15%)	(1.62%)	(1.83%)	(1.73%)	(1.49%)
Portfolio turnover rate	46%	134%	159%	206%	170%	198%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$26.10	$ 23.44	$ 21.40	$16.91	$ 20.65	$ 39.23

Income from investment operations
Net investment income (loss)	(0.05)[2]	(0.04)[2]	(0.15)	(0.16)[2]	(0.15)[2]	(0.13)[2]
Net realized and unrealized gains or losses on investments	1.88	2.70	2.19	4.65	(3.59)	(16.81)

Total from investment operations	1.83	2.66	2.04	4.49	(3.74)	(16.94)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.64)

Net asset value, end of period	$27.93	$ 26.10	$ 23.44	$21.40	$ 16.91	$ 20.65

Total return	7.01%	11.35%	9.53%	26.55%	(18.11%)	(44.53%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,688	$10,526	$15,127	$13,913	$11,519	$14,151
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.12%[3]	1.14%	1.19%	1.39%	1.28%	1.06%
Expenses excluding waivers/reimbursements
and expense reductions	1.19%[3]	1.18%	1.21%	1.39%	1.28%	1.06%
Net investment income (loss)	(0.35%)[3]	(0.15%)	(0.62%)	(0.83%)	(0.72%)	(0.49%)
Portfolio turnover rate	46%	134%	159%	206%	170%	198%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2006
CLASS R	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$25.46	$22.97	$22.31

Income from investment operations
Net investment income (loss)	(0.11)[2]	(0.24)[2]	(0.22)[2]
Net realized and unrealized gains or losses on investments	1.82	2.73	0.88

Total from investment operations	1.71	2.49	0.66

Net asset value, end of period	$27.17	$25.46	$22.97

Total return	6.72%	10.84%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 459	$ 385	$ 7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%[3]	1.63%	1.64%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.69%[3]	1.67%	1.66%[3]
Net investment income (loss)	(0.84%)[3]	(0.98%)	(1.00%)[3]
Portfolio turnover rate	46%	134%	159%

1 For the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 15.9%
Hotels, Restaurants & Leisure 3.6%
Starbucks Corp. *	70,000	$2,634,800
Starwood Hotels & Resorts Worldwide, Inc., Class B	200,000	13,546,000
Station Casinos, Inc.	215,000	17,064,550

		33,245,350

Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	125,000	4,563,750
eBay, Inc. *	335,000	13,085,100

		17,648,850

Media 1.8%
Lamar Advertising Co., Class A * (p)	225,000	11,839,500
News Corp., Class A	275,000	4,567,750

		16,407,250

Multi-line Retail 1.0%
Nordstrom, Inc.	230,000	9,011,400

Specialty Retail 5.0%
Best Buy Co., Inc.	355,000	19,855,150
Borders Group, Inc.	190,000	4,795,600
Chico’s FAS, Inc. *	545,000	22,148,800

		46,799,550

Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc. *	465,000	16,079,700
Wolverine World Wide, Inc. (p)	380,000	8,409,400

		24,489,100

CONSUMER STAPLES 2.7%
Beverages 0.6%
PepsiCo, Inc.	90,000	5,201,100

Household Products 2.1%
Procter & Gamble Co.	345,000	19,878,900

ENERGY 10.6%
Energy Equipment & Services 5.5%
Diamond Offshore Drilling, Inc. (p)	180,000	16,110,000
ENSCO International, Inc.	110,000	5,659,500
Grant Prideco, Inc. *	100,000	4,284,000
Helix Energy Solutions, Inc. * (p)	150,000	5,685,000
National Oilwell Varco, Inc. *	75,000	4,809,000
Weatherford International, Ltd. *	315,000	14,411,250

		50,958,750

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 5.1%
Apache Corp.	133,000	$8,712,830
Foundation Coal Holdings, Inc. (p)	270,000	11,107,800
Massey Energy Co. (p)	258,600	9,327,702
Tesoro Corp.	60,300	4,120,902
Ultra Petroleum Corp. * (p)	93,000	5,794,830
XTO Energy, Inc.	202,066	8,804,015

		47,868,079

FINANCIALS 4.0%
Capital Markets 2.0%
Goldman Sachs Group, Inc.	62,000	9,731,520
Legg Mason, Inc.	70,000	8,773,100

		18,504,620

Insurance 1.7%
Prudential Financial, Inc.	215,000	16,299,150

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp.	80,000	2,936,000

HEALTH CARE 25.9%
Biotechnology 3.6%
Amgen, Inc. *	125,000	9,093,750
Biogen Idec, Inc. *	345,000	16,249,500
PDL BioPharma, Inc. * (p)	250,000	8,200,000

		33,543,250

Health Care Equipment & Supplies 4.2%
Alcon, Inc.	125,000	13,032,500
Medtronic, Inc.	259,001	13,144,301
St. Jude Medical, Inc. *	315,000	12,915,000

		39,091,801

Health Care Providers & Services 9.8%
Aetna, Inc.	271,000	13,316,940
Cardinal Health, Inc.	251,000	18,704,520
Caremark Rx, Inc. *	295,000	14,508,100
DaVita, Inc. *	260,000	15,654,600
Healthways, Inc. (p)	252,750	12,875,085
WellPoint, Inc. *	210,000	16,260,300

		91,319,545

Pharmaceuticals 8.3%
Eli Lilly & Co.	160,000	8,848,000
Endo Pharmaceuticals Holdings, Inc. *	725,000	23,787,250
Kos Pharmaceuticals, Inc. *	120,000	5,732,400
Novartis AG, ADR	265,000	14,691,600

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Teva Pharmaceutical Industries, Ltd., ADR (p)	335,000	$13,795,300
Wyeth	215,000	10,431,800

		77,286,350

INDUSTRIALS 8.0%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	191,000	14,349,830

Commercial Services & Supplies 0.8%
Cintas Corp.	175,000	7,458,500

Electrical Equipment 2.5%
Cooper Industries, Inc., Class A	210,000	18,249,000
Roper Industries, Inc.	105,000	5,106,150

		23,355,150

Industrial Conglomerates 1.1%
General Electric Co.	285,000	9,912,300

Machinery 2.1%
Deere & Co.	32,000	2,529,600
JLG Industries, Inc.	150,000	4,618,500
Pall Corp.	382,000	11,914,580

		19,062,680

INFORMATION TECHNOLOGY 27.8%
Communications Equipment 8.4%
Cisco Systems, Inc. *	1,375,000	29,796,250
F5 Networks, Inc. *	75,000	5,436,750
Motorola, Inc.	600,000	13,746,000
QUALCOMM, Inc.	580,000	29,353,800

		78,332,800

Computers & Peripherals 2.1%
Apple Computer, Inc. *	138,100	8,661,632
Dell, Inc. *	200,000	5,952,000
EMC Corp. *	325,000	4,429,750

		19,043,382

Internet Software & Services 3.4%
Google, Inc., Class A *	60,600	23,634,000
Openwave Systems, Inc. * (p)	370,000	7,984,600

		31,618,600

IT Services 1.2%
Cognizant Technology Solutions Corp., Class A *	186,385	11,088,044

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 6.6%
ATI Technologies, Inc. (p)	275,000	$4,762,162
Fairchild Semiconductor International, Inc., Class A *	390,000	7,437,300
KLA-Tencor Corp.	185,000	8,946,600
Marvell Technology Group, Ltd. *	80,000	4,328,000
MEMC Electronic Materials, Inc. *	253,550	9,361,066
Microchip Technology, Inc.	200,000	7,260,000
Micron Technology, Inc. *	840,650	12,374,368
Xilinx, Inc.	285,000	7,256,100

		61,725,596

Software 6.1%
Activision, Inc. *	575,000	7,929,250
Cadence Design Systems, Inc. *	880,000	16,271,200
Citrix Systems, Inc. *	120,000	4,548,000
Microsoft Corp.	731,186	19,895,571
Oracle Corp. *	570,000	7,803,300

		56,447,321

MATERIALS 4.1%
Construction Materials 2.6%
Martin Marietta Materials, Inc.	225,000	24,081,750

Metals & Mining 1.5%
Barrick Gold Corp.	40,000	1,089,600
BHP Billiton, Ltd., ADR (p)	210,000	8,368,500
Desert Sun Mining Corp. *	100,000	552,000
Gold Fields, Ltd., ADR (p)	67,000	1,472,660
Meridian Gold, Inc. * (p)	21,000	622,650
Newmont Mining Corp.	22,000	1,141,580
Randgold Resources, Ltd., ADR * (p)	45,000	817,650

		14,064,640

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
NII Holdings, Inc., Class B *	80,000	4,717,600

Total Common Stocks (cost $764,996,324)		925,747,238

SHORT-TERM INVESTMENTS 8.0%
MUTUAL FUND SHARES 8.0%
Evergreen Institutional U.S. Government Money Market Fund ø	5,544,100	5,544,100
Navigator Prime Portfolio (pp)	68,827,942	68,827,942

Total Short-Term Investments (cost $74,372,042)		74,372,042

Total Investments (cost $839,368,366) 107.5%		1,000,119,280
Other Assets and Liabilities (7.5%)		(69,784,666)

Net Assets 100.0%		$930,334,614

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2006:
Information Technology	27.7%
Health Care	26.2%
Consumer Discretionary	16.0%
Energy	10.7%
Industrials	8.0%
Materials	4.1%
Financials	4.1%
Consumer Staples	2.7%
Telecommunication Services	0.5%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $833,824,266) including $67,258,525 of securities
loaned	$994,575,180
Investments in affiliated money market fund, at value (cost $5,544,100)	5,544,100

Total investments	1,000,119,280
Receivable for securities sold	10,167,344
Receivable for Fund shares sold	252,253
Dividends receivable	611,477
Receivable for securities lending income	15,003
Prepaid expenses and other assets	30,123

Total assets	1,011,195,480

Liabilities
Payable for securities purchased	9,129,523
Payable for Fund shares redeemed	2,643,388
Payable for securities on loan	68,827,942
Advisory fee payable	37,397
Distribution Plan expenses payable	50,396
Due to other related parties	6,425
Accrued expenses and other liabilities	165,795

Total liabilities	80,860,866

Net assets	$930,334,614

Net assets represented by
Paid-in capital	$1,335,234,805
Undistributed net investment loss	(4,861,074)
Accumulated net realized losses on investments	(560,790,031)
Net unrealized gains on investments	160,750,914

Total net assets	$930,334,614

Net assets consists of
Class A	$442,346,568
Class B	397,257,855
Class C	80,582,716
Class I	9,688,438
Class R	459,037

Total net assets	$930,334,614

Shares outstanding (unlimited number of shares authorized)
Class A	16,214,077
Class B	16,500,182
Class C	3,338,528
Class I	346,876
Class R	16,894

Net asset value per share
Class A	$27.28
Class A—Offering price (based on sales charge of 5.75%)	$28.94
Class B	$24.08
Class C	$24.14
Class I	$27.93
Class R	$27.17

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $44,746)	$3,128,379
Income from affiliate	453,820
Securities lending	73,354

Total investment income	3,655,553

Expenses
Advisory fee	2,642,290
Distribution Plan expenses
Class A	660,660
Class B	2,084,393
Class C	425,986
Class R	1,028
Administrative services fee	473,483
Transfer agent fees	2,174,055
Trustees’ fees and expenses	8,604
Printing and postage expenses	147,759
Custodian and accounting fees	125,650
Registration and filing fees	49,492
Professional fees	20,614
Other	18,039

Total expenses	8,832,053
Less: Expense reductions	(8,046)
Fee waivers	(333,517)

Net expenses	8,490,490

Net investment loss	(4,834,937)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	66,061,291
Net change in unrealized gains or losses on investments	(246,476)

Net realized and unrealized gains or losses on investments	65,814,815

Net increase in net assets resulting from operations	$60,979,878

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006		Year Ended
	(unaudited)		September 30, 2005

Operations
Net investment loss		$(4,834,937)		$(9,396,858)
Net realized gains on investments		66,061,291		104,570,938
Net change in unrealized gains or losses
on investments		(246,476)		13,431,879

Net increase in net assets resulting
from operations		60,979,878		108,605,959

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	506,820	13,352,736	1,682,922	40,738,050
Class B	240,526	5,587,837	807,259	17,338,229
Class C	64,508	1,512,709	231,976	4,971,352
Class I	25,204	673,639	126,452	3,097,286
Class R	2,670	71,184	16,766	410,159

		21,198,105		66,555,076

Automatic conversion of Class B
shares to Class A shares
Class A	609,803	16,101,832	1,321,260	31,867,528
Class B	(690,071)	(16,101,832)	(1,486,348)	(31,867,528)

		0		0

Payment for shares redeemed
Class A	(2,509,903)	(65,884,102)	(6,495,845)	(157,265,578)
Class B	(2,379,077)	(55,248,084)	(6,456,473)	(138,603,237)
Class C	(793,569)	(18,409,787)	(2,434,963)	(52,538,931)
Class I	(81,544)	(2,173,413)	(368,545)	(9,119,609)
Class R	(887)	(23,038)	(1,976)	(48,701)

		(141,738,424)		(357,576,056)

Net decrease in net assets resulting from
capital share transactions		(120,540,319)		(291,020,980)

Total decrease in net assets		(59,560,441)		(182,415,021)
Net assets
Beginning of period		989,895,055	1,172,310,076

End of period	$ 930,334,614		$ 989,895,055

Undistributed net investment loss		$(4,861,074)		$(26,137)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2006, EIMC waived its advisory fee in the amount of $333,517.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.46% of the Fund’s average daily net assets.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $98,080 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2006, EIS received $13,705 from the sale of Class A shares and $433,790 and $1,598 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $430,721,909 and $548,045,295, respectively, for the six months ended March 31, 2006.

During the six months ended March 31, 2006, the Fund loaned securities to certain brokers. At March 31, 2006, the value of securities on loan and the value of collateral amounted to $67,258,525 and $68,827,942, respectively.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $839,778,385. The gross unrealized appreciation and depreciation on securities based on tax cost was $167,617,676 and $7,276,781, respectively, with a net unrealized appreciation of $160,340,895.

As of September 30, 2005, the Fund had $625,679,079 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011

$207,480	$426,050,572	$199,421,027

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2006, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

Effective June 1, 2006, EIMC is paid an annual fee starting at 0.52% and declining to 0.41% as the average daily net assets of the Fund increase.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566382 rv3 5/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: May 26, 2006